As filed with the Securities and Exchange Commission on June 30, 2000

                                       Registration No. 333-38762



          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-14

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]


                      Pre-Effective Amendment No.   3             [X]


                      Post-Effective Amendment No.                [ ]
                   (Check appropriate box or boxes)

               STRONG INCOME FUNDS, INC.
  (Exact Name of Registrant as Specified in Charter)

                 100 Heritage Reserve
           Menomonee Falls, Wisconsin  53051
        (Number, Street, City, State, Zip Code)

  Registrant's Telephone Number, including Area Code:
                    (414) 359-3400

                Elizabeth N. Cohernour
            Strong Capital Management, Inc.
                 100 Heritage Reserve
           Menomonee Falls, Wisconsin  53051
        (Name and Address of Agent for Service)

                      Copies to:

                   Scott A. Moehrke
                 Godfrey & Kahn, S.C.
                780 North Water Street
              Milwaukee, Wisconsin  53202

  Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

No filing fee is required because of reliance on
Section 24(f) of the Investment Company Act of 1940.
Pursuant to Rule 429 under the Securities Act of 1933, the Prospectus and Proxy Statement relates to shares previously registered on Form N-1A (File No. 33-37435).


It is proposed that this filing will become effective on July 30, 2000, pursuant to Rule 488.


Title of Securities Being Registered............. Shares of
Common Stock, par value $.00001 per share.

          STRONG GLOBAL HIGH-YIELD BOND FUND

  a series of Strong International Income Funds, Inc.

                 100 Heritage Reserve
           Menomonee Falls, Wisconsin  53051


July 14, 2000


Dear Shareholder:

     Enclosed   is  a  Combined  Proxy  Statement   and
Prospectus, which contains an important proposal for you to consider. You are eligible to vote on this proposal because you were a shareholder of record of the Strong Global High-Yield Bond Fund (the "Global
Bond Fund") on June 28, 2000.

     The  Global  Bond  Fund's Board of  Directors  has
proposed  that  your fund be combined with  the  Strong
High-Yield  Bond Fund (the "Bond Fund"),  a  series  of
Strong    Income   Funds,   Inc.,   in    a    tax-free
reorganization.   If shareholders of  the  Global  Bond
Fund   approve  this  proposal,  you  will   become   a
shareholder of the Bond Fund and your Global Bond  Fund
shares  will be exchanged for an equal amount  of  Bond
Fund  shares.   No  sales charges will  be  imposed  in
connection with the reorganization. In addition, the reorganization will not cause you to recognize any gains or losses on your shares in the Global Bond Fund.

     The  investment objective of the Global Bond  Fund
is  to  seek total return by investing for a high level
of  current income and capital growth.  The Global Bond
Fund's  emphasis has been on medium- and  lower-quality
bonds  of  U.S.  and foreign issuers.  Because  of  the
combination  of  credit quality risks  associated  with
medium-  and  lower-quality bonds  and  the  additional
currency-related   risks   associated   with    foreign
investments, there has been a lack of investor interest in the Global Bond Fund, and the Fund's management does not believe the Fund can reach a sustainable size in the near future.

     In  light  of  the Global Bond Fund's small  asset
size,  lack  of  expected  asset  growth  and  lack  of
economies of scale, the Board believes that  it  is  in
the   best   interests  of  the  Global   Bond   Fund's
shareholders to combine the Global Bond Fund  into  the
larger   Bond  Fund.   The  Bond  Fund  is   the   most
appropriate  fund  because it has the  same  investment
objective and similar investment policies as the Global
Bond  Fund.   The Bond Fund also offers  lower  expense
ratios than the Global Bond Fund. Accordingly, the Board of Directors strongly urges you to vote for the proposed reorganization.

     The enclosed materials provide more information about these proposals. Please read this information carefully and call our proxy solicitor, D.F. King &
Co.,  Inc.  at 800-290-6424 if you have any  questions.
Your vote is important to us, no matter how many shares you own.

     After  you review the enclosed materials,  we  ask
that  you vote FOR the proposed reorganization.  Please
vote for the proposal by completing, dating and signing
your  proxy card, and mailing it to us today.  You also
may   vote   by  toll-free  telephone  or  by  Internet
according to the enclosed Voting Instructions.

     Thank you for your support.

     Sincerely,



     Richard S. Strong
     Chairman

                 QUESTIONS AND ANSWERS

              YOUR VOTE IS VERY IMPORTANT

     Q.   What are shareholders being asked to vote  on
at   the   upcoming  special  shareholder  meeting   on
September 6, 2000?

     A.   The  Board of Directors of the Strong  Global
High-Yield Bond Fund (the "Global Bond Fund") has called the special meeting at which you will be asked to vote on a combination (the "Reorganization") of your fund into the Strong High-Yield Bond Fund (the "Bond
Fund").

     Q.  What are the differences between the Funds?

     A. The Bond Fund is a larger fund with the same investment objectives and similar principal investment strategies as the Global Bond Fund. Both Funds invest primarily in medium- and lower-quality corporate bonds.
However, the Bond Fund, unlike the Global Bond Fund, focuses on bonds of U.S. issuers. The portfolio managers of both Funds look for high-yield bonds with improving credit fundamentals. The average maturity of each Fund is also similar. The Bond Fund typically maintains a dollar-weighted average maturity between five and ten years, and the Global Bond Fund normally maintains an average maturity of seven to twelve years.
Although the Bond Fund has not historically invested a significant amount of its assets in common stocks, the Bond Fund may invest up to 20% of its assets in common stocks. The Bond Fund also offers lower expense ratios than the Global Bond Fund. In evaluating the Reorganization, you should consider the impact of investing in a bond fund that invests primarily in U.S.
issuers.

     Q. What are the advantages for Global Bond Fund shareholders?

     A. The Bond Fund offers lower expense ratios than the Global Bond Fund due to the Bond Fund's larger net assets, greater economies of scale and lower portfolio transaction costs. The Board believes that these potential benefits should offset the risks associated with investing in high-yield bonds from a single country (the U.S.).

     Q. Has the Global Bond Fund's Board of Directors approved the proposal?

     A. The Fund's Board of Directors unanimously agreed that this Reorganization is in your best interest and recommends that you vote in favor of it.

     Q.  What is the timetable for the reorganization?

     A. If approved by shareholders on September 6, 2000, the Reorganization is expected to take effect on September 29, 2000.

     Q. Will I receive new shares in exchange for my current shares?

     A. Yes. Upon approval and completion of the Reorganization, shareholders of the Global Bond Fund will exchange their shares for shares of the Bond Fund based upon a specified exchange ratio determined by the ratio of the respective net asset values of the Funds.
You will receive shares of the Investor Class of the Bond Fund whose aggregate value at the time of issuance will equal the aggregate value of your Global Bond Fund shares on that date.

     Q. If I redeem or exchange my new shares within six months of receiving them, will I be charged the 1% redemption fee typically charged on Bond Fund shares held for less than six months?

     A. No. The shares received as a result of the Reorganization will not be subject to this fee.
However, any Bond Fund shares you purchase six months after completion of the Reorganization will be subject to this fee if you hold those shares for less than six months.

     Q. Will this reorganization create a taxable event for me?

     A. The Reorganization is intended to be done on a tax-free basis for federal income tax purposes.
Therefore, you will recognize no gain or loss for federal income tax purposes as a result of the Reorganization. In addition, the tax basis and holding period of the Bond Fund shares you receive will be the same as the tax basis and holding period of your Global
Bond Fund shares.

     Q. Can I exchange or redeem my Global Bond Fund shares before the Reorganization takes place?

     A. Yes. You may exchange your Global Bond Fund shares for shares of any other Strong Fund, or redeem your shares, at any time before the Reorganization takes place, which is expected to be on or about
September 29, 2000. If you choose to do so, your request will be treated as a normal exchange or redemption of shares and will be a taxable transaction for federal income tax purposes.


     Q:   What  happens if shareholders of  the  Global
Bond Fund do not approve the Reorganization?

     A. If the Reorganization is not approved, the Reorganization will not take place and you will remain a shareholder of the Global Bond Fund.


     Q. I'm a small investor. Why should I bother to vote?

     A.   Your  vote makes a difference.   If  numerous
shareholders  just like you fail to  vote,  the  Global
Bond Fund may not receive enough votes to go forward with its meeting. If this happens, we will need to solicit votes again - a costly proposition for the Global Bond Fund!

     Q.  Who gets to vote?

     A.  Any person who owned shares of the Global Bond
Fund on the "record date," which was June 28, 2000, gets to vote - even if the investor later sold the shares. Shareholders are entitled to cast one vote for each Global Bond Fund share owned on the record date.
Shareholders of the Bond Fund do not get to vote.

     Q.  How can I vote?

     A. You can vote your shares in any one of four ways:
     *    Through the Internet.
     *    By toll-free telephone.
     *    By mail, using the enclosed proxy card.
     *    In person at the meeting.

     We encourage you to vote by Internet or telephone, using the number that appears on your proxy card.
These voting methods will save the Global Bond Fund a good deal of money (because the Fund would not have to pay for return-mail postage). Whichever method you choose, please take the time to read the full text of the combined proxy statement and prospectus before you vote.

     Q. I plan to vote through the Internet. How does Internet voting work?

     A. To vote through the Internet, please read the enclosed Voting Instructions.

     Q.   I  plan  to  vote  by  telephone.   How  does
telephone voting work?

     A.  To vote by telephone, please read the enclosed
Voting Instructions.

     Q. I plan to vote by mail. How should I sign my proxy card?

     A. If you are an individual account owner, please sign exactly as your name appears on the proxy card.
Either owner of a joint account may sign the proxy card, but the signer's name must exactly match one that appears on the card. You should sign proxy cards for other types of accounts in a way that indicates your authority (for instance, "John Brown, Custodian").

          STRONG GLOBAL HIGH-YIELD BOND FUND

  a series of Strong International Income Funds, Inc.


       NOTICE OF SPECIAL MEETING OF SHAREHOLDERS


     The   Strong  Global  High-Yield  Bond  Fund  (the
"Global  Bond  Fund"), a series of Strong International
Income  Funds,  Inc., will hold a  Special  Meeting  of
Shareholders on Wednesday, September 6, 2000,  at  8:00
a.m.,  Central Time.  The meeting will be held  at  100
Heritage Reserve, Menomonee Falls, Wisconsin 53051. At the meeting, shareholders will be asked to consider and act upon the items noted below:

     1.  To  approve  the  Agreement  and  Plan   of
         Reorganization, including an amendment to the Amended and Restated Articles of Incorporation of the Strong International Income Funds, Inc. to eliminate the class of common stock that constitutes shares of the Global Bond Fund, and the transactions it contemplates.

     2. To transact any other business properly brought before the Special Meeting.

     Only  shareholders of record of  the  Global  Bond
Fund at the close of business on June 28, 2000, the record date for this Special Meeting, are entitled to notice of, and to vote at, the Special Meeting or any adjournments.

                Your Vote Is Important.
        Please Promptly Return Your Proxy Card
   Or Vote By Toll-Free Telephone Or At Our Web Site
 In Accordance With The Enclosed Voting Instructions.


     As  a shareholder of the Global Bond Fund, you are
asked to attend the Special Meeting either in person or
by  proxy.   If  you are unable to attend  the  Special
Meeting  in person, we urge you to vote by proxy.   You
can  do  this  in one of three ways: by (1) completing,
dating,  signing  and promptly returning  the  enclosed
proxy card using the enclosed postage prepaid envelope,
(2)  calling  our toll-free telephone  number,  or  (3)
visiting  our  Web site.  Your prompt voting  by  proxy
will  help  assure a quorum at the Special Meeting  and
avoid   additional  expenses  associated  with  further
solicitation.   Voting by proxy will  not  prevent  you
from  voting  your  shares in  person  at  the  Special
Meeting.   You  may  revoke your  proxy  before  it  is
exercised at the Special Meeting by submitting to the Vice President of the Global Bond Fund a written notice of revocation or a subsequently signed proxy card, or by attending the Meeting and voting in person. A prior proxy can also be revoked by voting again through the Web site or toll-free telephone number listed on the enclosed Voting Instructions.



                                 By  Order of the Board of Directors,



                                Cathleen A. Ebacher
                                Vice President


Menomonee Falls, Wisconsin
July 14, 2000

              STRONG HIGH-YIELD BOND FUND
         a series of Strong Income Funds, Inc.

          STRONG GLOBAL HIGH-YIELD BOND FUND
  a series of Strong International Income Funds, Inc.

                 100 Heritage Reserve
           Menomonee Falls, Wisconsin  53051
              Telephone:  (414) 359-1400
              Toll Free:  (800) 368-3863
   Device for the Hearing Impaired:  (800) 999-2780


        COMBINED PROXY STATEMENT AND PROSPECTUS

                  Dated July 14, 2000

     This  combined  proxy statement and prospectus  is
being  sent  to you in connection with the solicitation
by  the  Board of Directors (the "Board") of the Strong
International Income Funds, Inc. ("SIIF") of proxies to
be  voted  at  the Special Meeting (the  "Meeting")  of
Shareholders of the Strong Global High-Yield Bond  Fund
(the  "Global  Bond Fund") to be held at  100  Heritage
Reserve,   Menomonee   Falls,   Wisconsin   53051,   on
Wednesday,  September 6, 2000, at  8:00  a.m.,  Central
Time,  and  any  adjournments of the Meeting.   At  the
Meeting, shareholders will be asked to approve an agreement and plan of reorganization that would combine the Global Bond Fund with the Strong High-Yield Bond
Fund  (the  "Bond  Fund"), a series  of  Strong  Income
Funds, Inc. ("SIF").

     As a technical matter, the reorganization will have three steps:

     * the transfer of the assets and liabilities of the Global Bond Fund to the Bond Fund in exchange for Investor Class shares of the Bond Fund of equivalent value to the net assets transferred,

     * the pro rata distribution of those Investor Class shares of the Bond Fund to shareholders of record of the Global Bond Fund as of the effective date of the reorganization in full cancellation of those shareholders' shares in the Global Bond Fund, and

     * the immediate liquidation and termination of the Global Bond Fund.

     As a result of the reorganization, you will become a shareholder of the Bond Fund and your Global Bond
Fund shares will be exchanged for Bond Fund shares of the same net asset value. The reorganization will not cause you to recognize any gains or losses for federal income tax purposes on any shares in the Global Bond
Fund.

     This combined proxy statement and prospectus sets forth the basic information you should know before voting on the proposal. You should read it and keep it for future reference.

     SIIF  and  SIF are open-end management  investment
companies.  Information about the Global Bond  Fund  is
incorporated  by  reference  in  this  combined   proxy
statement  and prospectus from the Global  Bond  Fund's
prospectus dated March 1, 2000, as supplemented on  May
26,  2000.   In addition, the following documents  have
been  filed with the Securities and Exchange Commission
(the "SEC") and are incorporated by reference in this combined proxy statement and prospectus:

     * Prospectus for the Investor Class of the Bond Fund dated February 29, 2000,

     * Statement of Additional Information for the Global
       Bond Fund dated March 1, 2000, as supplemented on May
       15, 2000,

     * Statement of Additional Information for the Bond
       Fund dated February 29, 2000, and

     * Statement of Additional Information relating to this combined proxy statement and prospectus dated July 14, 2000.

     Copies  of  these documents, including the  Global
Bond Fund's current prospectus, are available upon request and without charge by writing to the Global
Bond Fund or the Bond Fund at P.O. Box 2936, Milwaukee,
Wisconsin 53201, or by calling 800-368-3863.

     The  accompanying  Notice of  Special  Meeting  of
Shareholders,   this  combined  proxy   statement   and
prospectus and the accompanying proxy card were first mailed to Global Bond Fund shareholders on or about
July 14, 2000.

     The  SEC  has  not  approved or disapproved  these
securities  nor  has  it  passed  on  the  accuracy  or
adequacy   of   this  combined  proxy   statement   and
prospectus.   Any representation to the contrary  is  a
criminal offense.

                   TABLE OF CONTENTS


                                                             Page


  SYNOPSIS                                                     1
  PRINCIPAL RISK FACTORS                                       3
  THE PROPOSED REORGANIZATION                                  4
  COMPARISON OF THE FUNDS                                      6
  VOTING INFORMATION                                           8
  FINANCIAL HIGHLIGHTS                                        10
  ADDITIONAL INFORMATION ABOUT THE FUNDS                      11
  OTHER MATTERS                                               11
  SHAREHOLDER PROPOSALS                                       11
  EXHIBIT A                                                  A-1
  EXHIBIT B                                                  B-1
  EXHIBIT C                                                  C-1


  EXHIBIT D                                                  D-1

                       SYNOPSIS


     The  following is a summary of certain information
contained  in  other  sections of this  combined  proxy
statement and prospectus, in the Agreement and Plan  of
Reorganization (the "Agreement," which is  attached  as
Exhibit  A),  the related amendment to the Amended  and
Restated  Articles  of  Incorporation  of  the   Strong
International  Income  Funds,  Inc.  ("SIIF's  Articles
Amendment" which is attached as Exhibit B), and in the Prospectuses of the Global Bond and Bond Funds, which are incorporated in this combined proxy statement and prospectus by reference. For performance information on the Bond and Global Bond Funds, please see Exhibits
C and D, respectively, which are attached to this combined proxy statement and prospectus.


     The  Reorganization.  Shareholders of  the  Global
Bond Fund will be asked at the Meeting to approve the Agreement. Under the Agreement, the Global Bond Fund will combine its assets and liabilities into the Bond
Fund and the separate existence of the Global Bond Fund will cease and the Bond Fund will be the surviving fund. Shareholders of the Global Bond Fund will become shareholders of the Bond Fund and will receive Investor
Class shares of the Bond Fund having a net asset value equal to the net asset value of Global Bond Fund shares held by such shareholders.

     Based   upon  their  evaluation  of  all  relevant
information, the Boards of Directors of the Global Bond
and  Bond Funds have determined that the reorganization
(the "Reorganization") is in the best interests of  the
shareholders   of   each   Fund.    Approval   of   the
Reorganization  will  be  determined  solely   by   the
shareholders  of  the Global Bond  Fund.   No  vote  by
shareholders of the Bond Fund is required.

     Investment  Objectives and Policies.   The  Global
Bond  Fund  and the Bond Fund have the same  investment
objective  to seek total return by investing for a high
level of current income and capital growth.  The Global
Bond  Fund's  emphasis has been on medium-  and  lower-
quality  bonds of U.S. and foreign issuers.   The  Bond
Fund's  emphasis has been on medium- and  lower-quality
bonds  primarily of U.S. issuers.  The Bond  Fund  also
invests,  to  a limited extent, in common stocks.   The
Global Bond Fund and the Bond Fund have the same investment advisor, Strong Capital Management, Inc.
("SCM"), but have different portfolio managers.

     Distribution and Purchase Procedures.  The  Global
Bond  Fund currently offers one class of shares.  These
shares   are  not  subject  to  any  sales   loads   or
distribution  fees.   Accordingly,  these  shares   are
offered  at the net asset value per share as  described
in  the  Prospectus of the Global Bond Fund.  The  Bond
Fund  currently  offers  two classes  of  shares:   the
Investor Class and the Advisor Class.  The Bond  Fund's
Investor Class shares are not subject to any sales loads or distribution fees. Accordingly, these shares are offered at the net asset value per share as described in the Prospectus of the Investor Class of the Bond Fund. The Bond Fund's Advisor Class shares are subject to an annual distribution and shareholder servicing fee of 0.25% of average net assets. Pursuant to the Reorganization, Global Bond Fund shareholders will receive shares of the Investor Class of the Bond
Fund.

     Exchange  Rights.  The Global Bond  Fund  and  the
Investor  Class  of  the  Bond  Fund  currently   offer
shareholders similar exchange privileges.  Shareholders
of  the Global Bond Fund and the Investor Class of  the
Bond  Fund  may  exchange their shares  for  shares  of
another Strong fund.  An exchange is not subject to  an
initial sales charge.  However, the Bond Fund charges a
redemption  fee of 1.00% on shares held for  less  than
six  months.   The Global Bond Fund does not  charge  a
similar redemption fee. Bond Fund shares received pursuant to the Reorganization will not be subject to this 1% redemption fee.

     Redemption Procedures.  Shareholders of the Global
Bond Fund may redeem their shares at a redemption price
equal to the net asset value of the shares as described
in   the   Prospectus   of  the   Global   Bond   Fund.
Shareholders  of  the Bond Fund may also  redeem  their
shares  at  a redemption price equal to the  net  asset
value  of the shares as described in the Prospectus  of
the  Investor Class of the Bond Fund, unless they  have
held  such shares for less than six months.   The  Bond
Fund charges a redemption fee of 1.00% on shares held for less than six months. The Global Bond Fund does not charge a similar redemption fee. Bond Fund shares received pursuant to the Reorganization will not be subject to this 1% redemption fee. The Global Bond
Fund and the Bond Fund generally send redemption proceeds on the business day after a shareholder's redemption request is accepted.

     Dividends and Distributions. The Global Bond Fund and the Bond Fund have the same distribution policy.
Each Fund generally pays dividends from net investment income monthly and distributes any net capital gains that it receives annually.

     Expense Structures.  The Global Bond Fund and  the
Bond  Fund  have  different expense  structures.   Both
Funds  pay  a  management fee to SCM.  The Global  Bond
Fund pays a management fee to SCM at an annual rate of 0.70% of average net assets. The Bond Fund pays a management fee to SCM at an annual rate of 0.375% of average net assets. The Global Bond Fund also has higher annual other expenses than the Bond Fund at 1.30% of average net assets as of October 31, 1999.
The annual other expenses of the Investor Class of the Bond Fund are 0.49% of average net assets as of October
31, 1999.

     Federal Tax Consequences of the Reorganization.

     At the closing of the Reorganization, the Funds will receive an opinion of counsel that:

     * shareholders of the Global Bond Fund will receive no gain or loss for federal income tax purposes on their receipt of shares of the Bond Fund,

     * the aggregate tax basis of the Bond Fund shares, including any fractional shares, received by each Global Bond Fund shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Global Bond Fund shares held by such shareholder prior to the Reorganization, and

     * the holding period of the Bond Fund shares, including fractional shares, received by the Global
       Bond Fund shareholders will generally include the holding period of the Global Bond Fund shares that were exchanged by such shareholder.

     The   following  table  shows  the  capital   loss
carryforward of the Global Bond Fund and the Bond  Fund
as  of October 31, 1999, and pro forma for the combined
Bond  Fund  after the Reorganization and  assuming  the
Reorganization  took  place on October  31,  1999.   As
indicated    below,   upon   effectiveness    of    the
Reorganization, the capital loss carryforward per share for the combined Bond Fund is significantly lower than for the Global Bond Fund.

Capital Loss Carryforward (per share)

                                         Amount
Fund                        Amount      Per Share

Bond                      ($13,966,852)   ($0.25)
Global Bond               ($   416,714)   ($2.82)
Pro Forma Combined Bond   ($14,383,566)   ($0.26)


     Risk  Factors.  An investment in the Bond Fund  is
subject  to  specific risks arising from the  types  of
securities  in which the Bond Fund invests and  general
risks  arising  from  investing  in  any  mutual  fund.
Investors can lose money by investing in the Bond Fund.
There is no assurance that the Bond Fund will meet  its
investment   objective.   Because   the   Bond   Fund's
investment  objective  and policies  are  substantially
similar to those of the Global Bond Fund, an investment
in  the Bond Fund is subject to many of the same  risks
as   an  investment  in  the  Global  Bond  Fund.   See
"Principal  Risk  Factors"  for  the  principal   risks
associated with an investment in the Bond Fund.

     Comparative Fee Tables.  The following table shows
the fees and expenses of shares of the Global Bond Fund
and  Investor  Class  shares of the  Bond  Fund  as  of
October  31, 1999, and pro forma fees for the  combined
Bond Fund after giving effect to the Reorganization and
assuming  the Reorganization took place on October  31,
1999.   As indicated below, upon effectiveness  of  the
Reorganization, "Annual Fund Operating Expenses" for the combined Bond Fund are expected to be lower than "Annual Fund Operating Expenses" for the Global Bond
Fund.

Annual  Fund  Operating Expenses (as a percentage of average net assets)

                                                           Total Annual
                        Management    12b-1     Other     Fund Operating
Fund                       Fees       Fees    Expenses      Expenses

Bond                      0.375%       None      0.49%        0.87%*
Global Bond               0.70%        None      1.30%        2.00%
Pro Forma Combined Bond   0.375%       None      0.49%        0.87%

*  The expense information has been restated to reflect current fees.

Example

     This  example is intended to help you compare  the
cost  of  investing  in  the Funds  with  the  cost  of
investing  in other mutual funds.  The example  assumes
that  you  invest $10,000 in the Fund and reinvest  all
dividends  and  distributions  for  the  time   periods
indicated,  and then redeem all of your shares  at  the
end  of  those periods.  The example also assumes  that
your investment has a 5% return each year and that  the
Fund's  operating expenses remain the  same.   Although
your actual costs may be higher or lower, based on these assumptions, your costs would be:

Fund                     1 Year     3 Years   5 Years   10 Years

Bond                      $ 89        $278      $  482   $1,073
Global Bond               $203        $627      $1,078   $2,327
Pro Forma Combined Bond   $ 89        $278      $  482   $1,073

                PRINCIPAL RISK FACTORS

     Because  the  Bond Fund's investment objective  is
identical  to  the Global Bond Fund and its  investment
policies are similar to those of the Global Bond  Fund,
an  investment in the Bond Fund is subject to  many  of
the  same  risks  as an investment in the  Global  Bond
Fund.   The  following highlights the similarities  and
differences with respect to the principal risk factors of the Bond Fund and the Global Bond Fund.

     An investment in the Bond Fund is subject to specific risks arising from the types of securities in which the Bond Fund invests and general risks arising from investing in any mutual fund. You can lose money by investing in the Bond Fund. There is no assurance that the Bond Fund will meet its investment objective.

     Bond  Risks.   The major risks of both  Funds  are
investing in the bond market.  A bond's market value is
affected  by  interest  rate risk,  maturity  risk  and
credit  quality  risk.  If interest  rates  rise,  bond
prices  in general are likely to decline over short  or
extended periods.  In addition, a bond's price  can  be
affected   by   changes  in  the   issuer's   financial
condition.

     High-Yield  Bonds.   Both  Funds  also  invest  in
medium- and lower-quality bonds (commonly referred to as junk bonds). These bonds involve greater interest rate and credit quality risk than higher quality bonds.
Issuers of high-yield bonds may not be able to make interest and principal payments. An economic downturn or period of rising interest rates could reduce a Fund's ability to sell its high-yield bonds.

     Foreign Securities.  Although both Funds invest in
foreign   securities,  the  Global  Bond  Fund  invests
predominantly in foreign securities, and the Bond  Fund
may  only  invest  up to 25% of the assets  in  foreign
securities.   Foreign  investments  involve  additional
risks including currency-rate fluctuations, political and economic instability, differences in financial reporting standards and less stringent regulation of securities markets. Accordingly, the Bond Fund is subject to less foreign securities risk than the Global
Bond Fund.

     Nondiversified Portfolio. Unlike the Bond Fund, the Global Bond Fund is nondiversified so that it may take large positions in individual bonds. As a result, shares of the Global Bond Fund are likely to fluctuate in value more than shares of funds (like the Bond Fund) investing in a broader range of securities.

     Additional  Risks.  Unlike the Global  Bond  Fund,
the  Bond Fund may invest in common stocks and  invests
in   mortgage  and  asset-backed  securities  and  uses
futures  contracts  to  manage risk  or  hedge  against
market  volatility.   As a result,  the  Bond  Fund  is
subject to the additional risks associated with these investments.

     Mortgage  and  Asset-Backed Securities.   Mortgage
and  asset-backed securities are subject to  prepayment
risk,  which is the risk that the borrower will  prepay
some  or  all of the principal owed to the issuer.   If
that  happens,  the Bond Fund may have to  replace  the
security by investing the proceeds in a less attractive
security.   This  could reduce the  Bond  Fund's  share
price and its income distributions.


     Futures.   Futures are agreements for  the  future
sale  by one party and purchase by another party of  an
underlying financial instrument at a specified price on
a specified date.  Futures may not always be successful
hedges  and their prices can be highly volatile.   They
may not always successfully manage risk. Using them could lower the Fund's total return, and the potential loss from the use of futures can exceed the Fund's initial investment in such contracts.


              THE PROPOSED REORGANIZATION

     Agreement and Plan of Reorganization. The terms and conditions of the Reorganization are set forth in the Agreement. Significant provisions of the Agreement are summarized below. This summary, however, is qualified in its entirety by reference to the Agreement, a form of which is attached to this combined proxy statement and prospectus as Exhibit A.

     The Agreement contemplates:

     * the acquisition by the Bond Fund, on the closing date of the Reorganization, of all or substantially all of the assets of the Global Bond Fund by the Bond Fund in exchange solely for Investor Class shares of the Bond Fund and the assumption by the Bond Fund of all or substantially all of the liabilities of the Global Bond Fund, and

     * the distribution of Investor Class shares of the Bond Fund to the shareholders of the Global Bond Fund in exchange for their respective shares of the Global
       Bond Fund.

     The  assets of the Global Bond Fund to be acquired
by  the  Bond  Fund  include, without  limitation,  all
securities,  dividends and interest  receivables,  cash
and cash equivalents which are owned by the Global Bond
Fund  and  any  deferred or prepaid expenses  shown  as
assets  on  the books of the Global Bond  Fund  on  the
closing date of the Reorganization.  The Bond Fund will
assume  all  liabilities, expenses, costs, charges  and
reserves reflected on an unaudited statement of  assets
and  liabilities  of the Global Bond  Fund  as  of  the
closing  date  (other  than unamortized  organizational
expenses).   The  closing  of the  Reorganization  will
occur on September 29, 2000, or such earlier or later date as the Funds may agree.

     The value of the Global Bond Fund's assets to be acquired and the net asset value of the Investor Class shares of the Bond Fund will be determined as of the close of regular trading on the New York Stock Exchange on the closing date, using the valuation procedures set forth in the respective Fund's then-current Prospectus and Statement of Additional Information. The number of Investor Class shares of the Bond Fund to be issued to the Global Bond Fund will be determined by dividing the Global Bond Fund's net assets by the net asset value per share of the Investor Class of the Bond Fund.

     The  Agreement will be implemented through  SIIF's
Articles  Amendment.   This Amendment  is  included  as
Exhibit  B to the Agreement.  On the closing date,  the
Global Bond Fund will liquidate and distribute pro rata
to  its  shareholders of record the  Bond  Fund  shares
received by the Global Bond Fund in exchange for  their
respective  shares  in  the  Global  Bond  Fund.   This
liquidation and distribution will be accomplished by opening an account on the books of the Bond Fund in the name of each shareholder of record in the Global Bond
Fund and by crediting to each account the shares due pursuant to the Reorganization. Every Global Bond Fund shareholder will own shares of the Investor Class of the Bond Fund immediately after the Reorganization, the value of which will be equal to the net asset value of the shareholder's Global Bond Fund shares immediately prior to the Reorganization.

     Prior  to  the  closing date, the Bond  Fund  will
declare  a  dividend or dividends which, together  with
all  previous  dividends,  will  have  the  effect   of
distributing to the Bond Fund shareholders all of its investment company taxable income for all taxable years to and including the closing date (computed without regard to any deduction for dividends paid) and all of its net capital gains realized in all taxable years to and including the closing date.

     The closing of the Reorganization is subject to  a
number  of  conditions included in the Agreement.   The
Agreement  may  be  terminated and  the  Reorganization
abandoned at any time, before or after approval by  the
shareholders  of  the Global Bond Fund,  prior  to  the
closing  date, by mutual agreement of the Funds  or  by
either  Fund if certain conditions are not met  or  the
other  Fund  materially  breaches  the  Agreement.   In
addition, the Agreement may be amended by mutual agreement of the Funds, except that no amendment may be made subsequent to the Meeting that would change the provisions for determining the number of Bond Fund shares to be issued to shareholders of the Global Bond
Fund without their further approval.

     Reasons  for  the Reorganization.  The  Boards  of
Directors   of   the   Funds   determined   that    the
Reorganization  is  in  the  best  interests   of   the
shareholders of both Funds and that the Reorganization will not result in a dilution of the interests of shareholders of either Fund.

     In  considering  the  Reorganization,  the  Boards
considered   a   number  of  factors,   including   the
following:


     * The Funds have the same investment objectives and their investment policies and restrictions are somewhat compatible.


     * The Bond Fund is much larger in size than the Global Bond Fund and the Global Bond Fund's size is not expected to increase.

     * The Bond Fund has a lower expense ratio than the Global Bond Fund.

     * The Reorganization will be tax-free.


     * The Funds have the same investment advisor and shareholders of both Funds have the same shareholder services, exchange options and investment and withdrawal plans.


  In   approving   the   Reorganization,   the   Boards
  concluded  that the Reorganization would be  a  means
  of  combining  two  funds with substantially  similar
  investment  objectives and policies and would  permit
  shareholders of the Global Bond Fund to pursue  their
  investment  goals in a larger fund.  The Boards  also
  noted   that  the  Reorganization  could  result   in
  economies of scale by spreading costs over a larger asset base.

       Description of the Investor Class Shares of  the
  Bond  Fund.   Each Investor Class share of  the  Bond
  Fund  issued to shareholders of the Global Bond  Fund
  pursuant   to   the  Reorganization  will   be   duly
  authorized  and  validly  issued,  fully   paid   and
  nonassessable,    will   be   transferable    without
  restriction   and   will  have   no   preemptive   or
  conversion rights. Each Investor Class share of the Bond Fund will represent an equal interest in the assets attributable to the Investor Class of the Bond Fund. Investor Class shares of the Bond Fund will be sold and redeemed based upon the net asset value of the Bond Fund attributable to the Investor
  Class next determined after receipt of a purchase or redemption request, as described in the Prospectus of the Investor Class of the Bond Fund.

       There are no material differences between the rights of shareholders of the Global Bond Fund and the rights of Investor Class shareholders of the Bond Fund.

       Federal    Income    Tax   Consequences.     The
  Reorganization  is  intended to qualify  for  federal
  income  tax  purposes as a reorganization  under  the
  Internal  Revenue  Code  of  1986,  as  amended  (the
  "Code").   Pursuant to the Agreement, the Funds  must
  receive  an  opinion  from  Godfrey  &  Kahn,   S.C.,
  substantially to the effect that:

     * the transfer to the Bond Fund of all or substantially all of the assets of the Global Bond Fund in exchange solely for Bond Fund shares and the assumption by the Bond Fund of all of the liabilities of the Global Bond Fund, followed by the distribution of Bond Fund shares to Global Bond Fund shareholders in exchange for their shares of the Global Bond Fund in complete liquidation of the

       Global Bond Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Bond Fund and the Global Bond Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

     * in accordance with Section 361(a) of the Code, no gain or loss will be recognized by the Global Bond Fund upon the transfer of the Global Bond Fund's assets to the Bond Fund in exchange for Bond Fund shares and the assumption by the Bond Fund of liabilities of the Global Bond Fund or upon the distribution (whether actual or constructive) of the Bond Fund shares to the Global Bond Fund's shareholders in exchange for their shares of the Global Bond Fund under Section 361(c) of the Code;

     * in accordance with Section 362(b) of the Code, the basis of the assets of the Global Bond Fund in the hands of the Bond Fund will be the same as the basis of such assets of the Global Bond Fund immediately prior to the transfer;

     * the holding period of the assets of the Global
       Bond Fund in the hands of the Bond Fund will include the period during which such assets were held by the Global Bond Fund;

     * under Section 1032 of the Code, no gain or loss will be recognized by the Bond Fund upon the receipt of the assets of the Global Bond Fund in exchange for Bond
       Fund shares and the assumption by the Bond Fund of the liabilities of the Global Bond Fund;

     * in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the Global Bond Fund shareholders upon the receipt of Bond Fund shares solely in exchange for their shares of the Global Bond Fund as part of the transaction;

     * in accordance with Section 358 of the Code, the basis of the Bond Fund shares received by the Global
       Bond Fund shareholders will be the same as the basis of the shares of the Global Bond Fund exchanged therefor;
       and

     * in accordance with Section 1223 of the Code, the holding period of Bond Fund shares received by the Global Bond Fund shareholders will include the holding period during which the shares of the Global Bond Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Global Bond Fund were held as capital assets in the hands of the Global Bond Fund shareholders.

       Capitalization. The following table sets forth the capitalization of the Bond Fund and the Global
  Bond  Fund, and on a pro forma basis for the combined
  Bond Fund as of May 31, 2000, giving effect to the proposed acquisition of net assets of the Global
  Bond Fund at net asset value.

                                                               Net Asset Value
  Fund                  Total Net Assets   Shares Outstanding      Per Share

  Bond                    $689,579,274.37     67,873,846.187         $10.16
  Global Bond             $  1,690,397.24        199,777.944         $ 8.46
  Pro Forma Combined Fund $691,269,671.61     68,040,223.868         $10.16

                COMPARISON OF THE FUNDS

     Investment    Objectives   and   Policies.     The
investment  objective of the Bond Fund and  the  Global
Bond  Fund  is  identical   to  seek  total  return  by
investing  for  a  high  level of  current  income  and
capital  growth.  Although both Funds invest  primarily
for  income,  they also employ techniques  designed  to
realize  capital appreciation.  For example,  a  Fund's
portfolio manager may select bonds with maturities  and
coupon   rates   that   position   them   for   capital
appreciation  for  a  variety of  reasons  including  a
manager's view on the direction of future interest-rate
movements and the potential for a credit upgrade.   The
principal  investment  strategies  of  the  Funds   are
similar.   Both Funds invest primarily in  medium-  and
lower-quality corporate bonds.  However, the Bond Fund,
unlike  the Global Bond Fund, focuses on bonds of  U.S.
issuers.  The portfolio managers of both Funds look for
high-yield  bonds  with improving credit  fundamentals.
The portfolio manger of the Global Bond Fund also looks
for  high-yield bonds that may benefit from changes  in
interest  and  currency-exchange  rates.   The  average
maturity  of
each Fund is also similar.  The Bond  Fund
typically maintains a dollar-weighted average  maturity
between  five and ten years, and the Global  Bond  Fund
normally  maintains  an average maturity  of  seven  to
twelve   years.   Although  the  Bond  Fund   has   not
historically invested a significant amount of its assets in common stocks, the Bond Fund may invest up to 20% of its assets in common stocks.

     Comparative    Performance    Information.     The
following   information  illustrates  how  the   Funds'
performance can vary, which is one indication of  risk.
Please keep in mind that past performance is no guarantee of future results. The information assumes that you reinvested all dividends and distributions.

Calendar Year Total Returns

Year      Bond         Global
                        Bond
1996      26.8%         ---
1997      16.0%         ---
1998       3.1%         ---
1999       7.8%         5.7%

Best  and  Worst  Quarterly  Performance  (During   the
periods shown above)

Fund name                Best quarter return     Worst quarter return

  Bond                    8.2% (1st Q 1996)       -5.3% (3rd Q 1998)
  Global Bond             5.9% (4th Q 1998)       -9.8% (3rd Q 1998)

Average Annual Total Returns (As of 12-31-99)

Fund/Index                                   1-year     Since Inception

  Bond                                        7.81%    13.13% (12-28-95)
  Lehman Brothers High-Yield Bond Index       2.39%     7.00%
  Lipper High Current Yield Funds Index       4.78%     7.58%



  Global Bond                                  5.73%    1.23% (1-31-98)
  Global High-Yield Bond Index                17.35%    3.52%
  Lipper Global Income Funds Index            -2.74%    1.37%



  The  Lehman  Brothers High-Yield  Bond  Index  is  an
  unmanaged    index   generally   representative    of
  corporate  bonds  rated below investment-grade.   The
  Lipper  High Current Yield Funds Index is an equally-
  weighted  performance index of the largest qualifying
  funds  in  this  Lipper category.  The  Global  High-
  Yield  Bond  Index is comprised of  65%  J.P.  Morgan
  Emerging  Markets Bond Index+ and 35% Lehman Brothers
  High-Yield  Bond  Index.  The  J.P.  Morgan  Emerging
  Markets  Bond Index+ is an unmanaged index  generally
  representative  of emerging market debt  obligations.
  The  Lehman  Brothers High-Yield  Bond  Index  is  an
  unmanaged    index   generally   representative    of
  corporate  bonds  rated below investment-grade.   The
  Lipper Global Income Funds Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category.

     As of May 31, 2000, the 30-day yields for the Funds were as follows: the Bond Fund 12.26% and the Global Bond Fund 7.24%.

     Investment Advisor and Portfolio Managers.  SCM is
the  investment  advisor for both Funds.    Founded  in
1974,  SCM provides investment management services  for
mutual    funds   and   other   investment   portfolios
representing  assets as of May 31, 2000,  of  over  $42
billion.   SCM's  address is P.O. Box 2936,  Milwaukee,
Wisconsin 53201.

     The following individuals are co-managers of the Bond Fund:

     Jeffrey  A.  Koch has over ten years of investment
experience  and  is  a  Chartered  Financial   Analyst.
Mr.  Koch  joined  SCM in June 1989.   He  has  been  a
portfolio  manager since January 1990.  He has  managed
or  co-managed  the Bond Fund since  its  inception  in
December  1995.   Prior to joining SCM,  Mr.  Koch  was
employed by Fossett Corporation, a clearing firm, as a market maker clerk. Mr. Koch received his bachelors degree in Economics from the University of Minnesota in 1987 and his Masters of Business Administration in Finance from Washington University in 1989.

     Thomas  M. Price has over nine years of investment
experience  and is a Chartered Financial  Analyst.   He
has co-managed the Bond Fund since May 1998.  He joined
SCM in April 1996 as a research analyst and became a co-
portfolio  manager  in May 1998.   From  July  1992  to
April 1996 he was employed by Northwestern Mutual  Life
Insurance  as  a  high-yield bond analyst.   He  was  a
financial analyst at Houlihan, Lokey, Howard & Zukin for two years prior to that. He received his bachelors degree in Finance from the University of Michigan in 1989 and his Masters of Management in Finance from the Kellogg Graduate School of Management, Northwestern
University in 1992.

     The  following individual manages the Global  Bond
Fund:

     John  T.  Bender has over ten years of  investment
experience and is a Chartered Financial analyst  and  a
Certified Public Accountant.  Mr. Bender joined SCM  in
February 1987.  He co-managed the Global Bond Fund from
January  1998 to August 1999, at which point he  became
the  Global Bond Fund's sole manager.  In January 1996,
Mr.  Bender  became  a fixed income portfolio  manager.
From  October  1990 to January 1996, Mr. Bender  was  a
fixed  income research analyst and trader.  Mr.  Bender
received  his  bachelors  degree  in  Accounting   from
Marquette University in 1988.

                  VOTING INFORMATION

     General.  The record holders of outstanding shares
of  the  Global Bond Fund are entitled to one vote  per
share  (and a fractional vote per fractional share)  on
all  matters  presented at the  Meeting.   Whether  you
expect to be personally present at the Meeting or  not,
we  encourage you to vote by proxy.  You can do this in
one  of  three ways.  You may complete, date, sign  and
return  the accompanying proxy card using the  enclosed
postage  prepaid envelope, you may vote by calling  our
toll-free telephone number, or you may vote by visiting
our  Web  site  in accordance with the enclosed  Voting
Instructions.  By voting by proxy, your shares will  be
voted as you instruct.  If no choice is indicated, your
shares   will  be  voted  FOR  the  proposal,  and   in
accordance with the best judgment of the persons  named
as proxies on such other matters that properly may come
before the Meeting.  Any shareholder giving a proxy may
revoke  it  at any time before it is exercised  at  the
Meeting  by  submitting to the Secretary of the  Global
Bond   Fund  a  written  notice  of  revocation  or   a
subsequently  signed  proxy card or  by  attending  the
Meeting  and voting in person.  A prior proxy can  also
be revoked by voting again through the Web site or toll-
free  telephone  number listed on the  enclosed  Voting
Instructions.    If   not  so   revoked,   the   shares
represented by the proxy will be voted at the Meeting and any adjournments of the Meeting. Attendance by a shareholder at the Meeting does not in itself revoke a proxy.

     A  quorum for the Meeting occurs if a majority  of
the  outstanding shares of common stock of  the  Global
Bond  Fund entitled to vote at the Meeting are  present
in  person  or by proxy.  Abstentions and  broker  non-
votes   (i.e.,   proxies  from  brokers   or   nominees
indicating  that  they  have not received  instructions
from  the  beneficial owners on an item for  which  the
brokers or nominees do not have discretionary power  to
vote)  will  be treated as present for determining  the
quorum.   Abstentions  and broker non-votes  will  not,
however,  be  counted as voting on any  matter  at  the
Meeting.  In the event that a quorum is not present  at
the  Meeting, or in the event that a quorum is  present
but  sufficient votes to approve the proposal  are  not
received, the persons named as proxies may propose  one
or  more  adjournments of the Meeting to permit further
solicitation  of  votes.   Any  such  adjournment  will
require the affirmative vote of a majority of those shares voting on the adjournment.

     Shareholder  votes will be solicited primarily  by
mail.   The  solicitation may also  include  telephone,
facsimile, telegraph or oral communications by certain employees of the Global Bond Fund's investment advisor,
SCM, who will not be paid for these services, and/or by
D.F. King & Co., Inc., a professional proxy solicitor retained by the Global Bond Fund for an estimated fee of $6,000, plus out-of-pocket expenses. Except for the services provided by SCM, the Global Bond Fund will pay
the   costs  of  the  Meeting  and  the  costs  of  the
solicitation of proxies (i.e., votes) and the  fees  of
D.F.  King & Co., Inc.  The Global Bond Fund will  also
reimburse   brokers  and
other nominees for their reasonable expenses in communicating with the person(s) for whom they hold shares of the Global Bond Fund.

     Only the shareholders of record of the Global Bond
Fund at the close of business on June 28, 2000, will be entitled to notice of, and to vote at, the Meeting or any adjournments thereof. As of June 28, 2000, there were _____________ issued and outstanding shares of common stock of the Global Bond Fund.

     Required Vote.  Approval of the Agreement requires
the  affirmative vote of the holders of a  majority  of
the   outstanding  shares  of  the  Global  Bond  Fund.
Although abstentions and broker non-votes will not be counted as voting on the Agreement, abstentions and broker non-votes will have the effect of a vote against the Agreement. Shareholders of the Bond Fund are not required to vote on the Agreement.

     Appraisal Rights. If the Agreement is approved  at
the  Meeting, shareholders of the Global Bond Fund will
have  the right to dissent and obtain payment  of  fair
value  for  their Global Bond Fund shares in accordance
with the Wisconsin Business Corporation Law.  For these
purposes,  "fair value" means the value of  the  Global
Bond Fund shares immediately before the closing of  the
Reorganization.   However, the  exercise  of  appraisal
rights is subject to the "forward pricing" requirements of Rule 22c-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), which supersedes contrary provisions of state law. Accordingly, shareholders have the right to redeem their Global Bond Fund shares at net asset value until the closing date of the Reorganization. After the Reorganization, shareholders of the Global Bond Fund will hold Investor Class shares of the Bond Fund, which may also be redeemed at net asset value.


     Ownership of Securities of the Funds.  As of  June
30,  2000,  directors and officers of the  Global  Bond
Fund as a group owned less than 1% of the outstanding voting securities of the Global Bond Fund. As of the same date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Global Bond Fund:


Name and Address              Shares         Percentage





     As of June 30, 2000, directors and officers of the Bond Fund as a group owned less than 1% of the outstanding voting securities of the Bond Fund. As of the same date, the following persons owned beneficially or of record more than 5% of the outstanding shares of the Bond Fund:


Name and Address              Shares         Percentage







     Recommendation  of  the Board of  Directors.   The
Board of Directors recommends that shareholders of the Global Bond Fund vote in favor of the Agreement.

                 FINANCIAL HIGHLIGHTS

     This  information describes investment performance
of  the Investor Class shares of the Bond Fund for  the
periods  shown.  Certain information reflects financial
results  for a single Investor Class share of the  Bond
Fund.   "Total Return" shows how much an investment  in
the  Investor Class shares of the Bond Fund would  have
increased  (or decreased) during each period,  assuming
you  had  reinvested  all dividends and  distributions.
These  figures (except for the six-month  period  ended
April    30,    2000)    have    been    audited     by
PricewaterhouseCoopers LLP, whose  report,  along  with
the  Bond  Fund's financial statements, is included  in
the Bond Fund's annual report.  The figures for the six-
month period ended April 30, 2000 are unaudited and may
be   found   along  with  the  Bond  Fund's   financial
statements, in the Fund's latest semi-annual report.

STRONG HIGH-YIELD BOND FUND - INVESTOR CLASS

                                       April 30,  Oct. 31,  Oct. 31,  Oct. 31,   Oct. 31,
                                        2000(b)    1999      1998      1997       1996 (c)

Net Asset Value, Beginning of Period    $10.60     $10.73    $11.94    $11.26     $10.00
Income From Investment Operations
  Net Investment Income                   0.56       1.09      1.05      1.05       0.84
  Net Realized and Unrealized
  Gains (Losses) on Investments          (0.27)     (0.05)    (0.89)     0.81       1.26
-------------------------------------------------------------------------------------------
  Total from Investment Operations        0.29       1.04      0.16      1.86       2.10

Less Distributions
  From Net Investment Income             (0.56)     (1.08)    (1.04)    (1.05)     (0.84)
  In Excess of Net Investment              ---        ---     (0.01)      ---        ---
  From Net Realized Gains                  ---      (0.09)    (0.32)    (0.13)       ---
-------------------------------------------------------------------------------------------
  Total Distributions                    (0.56)     (1.17)    (1.37)    (1.18)     (0.84)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period           $10.33    $10.60    $10.73    $11.94     $11.26
===========================================================================================

Ratios and Supplemental Data

  Total Return                            +2.8%     +9.8%     +0.9%    +17.3%     +21.7%
  Net Assets, End of Period (In Millions) $708      $595      $462      $510       $217
  Ratio of Expenses to Average Net
   Assets without Waivers, Absorptions
   Or Fees Paid Indirectly by Advisor      0.8%      0.8%      0.8%      0.8%       1.0%*
  Ratio of Expenses to Average Net Assets  0.8%      0.8%      0.8%      0.6%       0.0%*
  Ratio of Net Investment Income
   to Average Net Assets                  10.6%      9.8%      8.8%      8.9%       9.6%*
  Portfolio Turnover Rate(d)              46.0%    144.7%    224.4%    409.3%     390.8%


* Calculated on an annualized basis.
(a) Information presented relates to a share of capital stock of the fund outstanding for the entire period.

(b) For the six months ended April 30, 2000 (unaudited).
(c) For the period from January 1, 1996 (Commencement of Operations) to October 31, 1996.
(d) Calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

        ADDITIONAL INFORMATION ABOUT THE FUNDS

     The  Global Bond Fund and the Bond Fund both  file
reports  and other information with the SEC.   Reports,
proxy  statements,  registration statements  and  other
information filed by the Global Bond Fund and the  Bond
Fund   can  be  inspected  and  copied  at  the  public
reference facilities of the SEC in Washington, D.C.  at
450  Fifth Street, N.W., Washington, D.C. 20549 and the
SEC's regional offices in New York at Seven World Trade
Center,  New  York,  New  York  10048  and  Chicago  at
Northwestern  Atrium Center, 500 West  Madison  Street,
Suite  1700, Chicago, Illinois 60661.  Copies  of  such
materials also can be obtained by mail from the  Public
Reference  Branch,  Office  of  Consumer  Affairs   and
Information    Services,   Securities   and    Exchange
Commission, Washington, D.C. 20549 at prescribed rates.
The SEC maintains a Web site at http://www.sec.gov that contains reports and other information about the Funds.

                     LEGAL MATTERS

     Certain  legal  matters  in  connection  with  the
Reorganization will be passed upon for the  Global Bond
Fund  and  the Bond Fund by Godfrey & Kahn,  S.C.,  780
North Water Street, Milwaukee, Wisconsin 53202.

                        EXPERTS

     The financial highlights of the Bond Fund included
in  this  combined proxy statement and prospectus  have
been  audited (except for the figures for the six-month
period  ended  April 30, 2000 which are  unaudited)  by
PricewaterhouseCoopers LLP, independent auditors, given
on   their   authority  as  experts  in  auditing   and
accounting. PricewaterhouseCoopers LLP will serve as independent auditors of the combined Bond Fund after the Reorganization.

                     OTHER MATTERS

     The Board of Directors knows of no other matters to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the intention that proxy cards that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the best judgment of the persons named as proxies.

                 SHAREHOLDER PROPOSALS


     As  a Wisconsin corporation, the Bond Fund is  not
required  to  hold shareholder meetings  on  a  regular
basis.   Accordingly, the Bond Fund does not intend  to
hold  such meetings unless required to do so under  the
1940  Act.   Any  shareholder who wishes  to  submit  a
proposal for consideration at the next meeting of shareholders, when and if such meeting is called, should submit such proposal to Cathleen A. Ebacher, Vice President of the Bond Fund at 100 Heritage
Reserve, Menomonee Falls, Wisconsin 53051, within a reasonable time before solicitation of shareholder votes for such meeting occurs. Shareholders should be aware, however, that unless certain federal rules are complied with, the mere submission of a proposal to the Bond Fund does not guarantee that it will be considered at the next meeting of shareholders.


                                 By  Order of the Board of Directors,


                                 Cathleen A. Ebacher
                                 Vice President


Menomonee Falls, Wisconsin
July 14, 2000

         AGREEMENT AND PLAN OF REORGANIZATION


     THIS AGREEMENT AND PLAN OF REORGANIZATION (the
"Agreement") is made on June 7, 2000, by and between Strong International Income Funds, Inc. ("SIIF"), a
Wisconsin corporation, on behalf of the Strong Global
High-Yield Bond Fund (the "Acquired Fund"), and Strong
Income Funds, Inc. ("SIF"), a Wisconsin corporation, on behalf of the Strong High-Yield Bond Fund (the
"Acquiring Fund").  (The Acquiring Fund and the
Acquired Fund are sometimes referred to collectively as the "Funds" and individually as a "Fund.")

     All references in this Agreement to action taken by the Acquiring Fund or the Acquired Fund shall be deemed to refer to action taken by SIF or SIIF, on behalf of their respective portfolio series.

     This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the Internal Revenue
Code of 1986, as amended (the "Code"). The reorganization ("Reorganization") will consist of the transfer by the Acquired Fund of all or substantially all of the assets of the Acquired Fund to the Acquiring
Fund in exchange solely for shares of common stock of the Investor Class of the Acquiring Fund ("Acquiring
Fund Shares") to the Acquired Fund, the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund and the distribution of the Acquiring
Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions herein set forth in this Agreement.

     WHEREAS, SIF and SIIF are each open-end management investment companies registered under the Investment
Company Act of 1940, as amended (the "1940 Act"); and

     WHEREAS, the Boards of Directors of the Funds have determined that the Reorganization is in the best interests of each Fund and that the interests of the existing shareholders of each Fund would not be diluted as a result of the Reorganization.

     NOW, THEREFORE, the parties mutually agree as follows:

1.   TRANSFER OF ASSETS OF THE ACQUIRED FUND IN
     EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION
     OF THE ACQUIRED FUND

     1.1 The Acquired Fund agrees to transfer all or substantially all of its assets, (including accrued interest to the Closing Date), free and clear of all liens, encumbrances and claims whatsoever as set forth in Section 1.2, below, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor: (a) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, calculated in the manner set forth in Section 2.3, below, and (b) to assume all the liabilities of the Acquired Fund, as set forth in Section 1.5, below. All Acquiring Fund Shares delivered to the Acquired Fund in exchange for such assets shall be delivered at net asset value without sales load, commission or other similar fee being imposed. These transactions shall take place at the closing provided for in Section 3.1, below (the
"Closing").

     1.2  The Acquired Fund shall transfer
substantially all of its assets, including, without limitation, all securities, dividends and interest receivables, cash and cash equivalents owned by the Acquired Fund and any deferred or prepaid expenses shown as assets on the Acquired Fund's books and records on the closing date provided in Section 3.1, below (the "Closing Date").

     1.3  The Assets shall be delivered to Firstar Bank
Milwaukee, N.A., as custodian for the Acquiring Fund
(the "Custodian") for the benefit of the Acquiring
Fund, duly endorsed in proper form for transfer in such condition as to constitute a good delivery thereof, free and clear of all liens, encumbrances and claims whatsoever, in accordance with the custom of brokers.

     1.4  If the Acquired Fund is unable to make
delivery pursuant to Section 1.3 to the Custodian of any of the Acquired Fund's securities for the reason that any of such securities purchased by the Acquired
Fund have not yet been delivered to it by the Acquired
Fund's broker or brokers, then, in lieu of such delivery, the Acquired Fund shall deliver to the Custodian, with respect to said securities, executed copies of an agreement of assignment and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or Custodian, including brokers' confirmation slips.

     1.5 The Acquired Fund shall endeavor to discharge all of its known liabilities prior to the Closing Date.
The Acquiring Fund shall assume all liabilities, expenses, costs, charges and reserves reflected in an unaudited statement of assets and liabilities of the Acquired Fund (other than unamortized organizational expenses), calculated as provided in Section 2.1, below, all as of the Closing Date, in accordance with generally accepted accounting principles consistently applied from the prior audited period.

     1.6  Liabilities shall include all of the Acquired
Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

     1.7 Immediately after the transfer of assets provided for in Section 1.1, above, the Acquired Fund shall liquidate and distribute pro rata to its shareholders of record at the Closing Time on the Closing Date (the "Acquired Fund Shareholders") the
Acquiring Fund Shares received by the Acquired Fund pursuant to Section 1.1 hereof. In addition, each Acquired Fund Shareholder shall have the right to receive any dividends or other distributions that were declared prior to the Closing Date, but unpaid at that time, with respect to the Acquired Fund Shares that are held by such Acquired Fund Shareholders on the Closing
Date. Such liquidation and distribution shall be accomplished by Strong Capital Management, Inc.
("SCM"), in its capacity as transfer agent for the Funds, opening accounts on the share records of the Acquiring Fund in the names of the Acquired Fund
Shareholders and transferring to each such Acquired
Fund Shareholder account the pro rata number of Acquiring Fund Shares due each such Acquired Fund
Shareholder from the Acquiring Fund Shares then credited to the account of the Acquired Fund on the Acquiring Fund's books and records. All issued and outstanding shares of the Acquired Fund shall simultaneously be canceled on the books of the Acquired
Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

     1.8    Any   Acquired  Fund  Shareholders  holding
certificates representing their ownership of shares  of
the  Acquired  Fund may be requested to surrender  such
certificates  or deliver an affidavit with  respect  to
lost  certificates, in such form as the  Acquired  Fund
may  require prior to the Closing Date.  On the Closing
Date,   the  Acquired  Fund  certificates  that  remain
outstanding  shall  be deemed to be  canceled.   SIIF's
transfer  books  with  respect to the  Acquired  Fund's
shares  shall be closed permanently as of the close  of
business  on  the day immediately prior to the  Closing
Date.   All  unsurrendered Acquired  Fund  certificates
shall  no longer evidence ownership of common stock  of
the Acquired Fund and shall be deemed for all corporate
purposes  to  evidence  ownership  of  the  number   of
Acquiring  Fund  Shares into which  the  Acquired  Fund
shares  were effectively converted.  Unless  and  until
any  such  certificate  has  been  surrendered  or   an
affidavit  with respect to lost certificates  has  been
delivered  to the Acquiring Fund, dividends  and  other
distributions payable by the Acquiring Fund  subsequent
to the Closing Date with respect to such Acquiring Fund
Shares   shall   be  paid  to  the   holder   of   such
certificate(s), but such shareholders may not redeem or
transfer   Acquiring  Fund  Shares  received   in   the
Reorganization  with respect to unsurrendered  Acquired
Fund share certificates.

     1.9 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquiring Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.10  As soon as practicable
following the Closing Date, SIIF shall take all steps necessary to end the existence of the Acquired Fund, including the amendment of SIIF's Amended and Restated
Articles of Incorporation to eliminate the class of SIIF's common stock constituting the Acquired Fund
Shares  as  set  forth  in  Exhibit  A  (the  "Articles
Amendment").

2.   VALUATION

     2.1  The net asset value of the Acquiring Fund
Shares and the value of the Acquired Fund's net assets shall in each case be determined as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Closing Date, provided that on such date (a) the NYSE is open for unrestricted trading and (b) no significant changes in interest rates are announced or otherwise occur. The net asset value per share of Acquiring Fund Shares shall be computed in accordance with the policies and procedures set forth in the then-current Prospectus and Statement of Additional
Information of the Acquiring Fund and shall be computed to not fewer than two decimal places. The value of the Acquired Fund's net assets shall be computed in accordance with the policies and procedures set forth in the then-current Prospectus and Statement of Additional Information of the Acquired Fund.

     2.2  In the event that on the proposed Closing
Date trading or the reporting of trading on the NYSE or elsewhere shall be disrupted (including as noted in Section 2.1 concerning interest rates) so that accurate appraisal of the net asset value of the Acquiring Fund or the value of the Acquired Fund's net assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other trading markets are otherwise stabilized.

     2.3  The number of Acquiring
Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's net assets shall be determined by dividing the Acquired Fund's net assets by the Acquiring Fund's net asset value per share, both as determined in accordance with Section
2.1 hereof.

3.   CLOSING AND CLOSING DATE

     3.1 The Closing Date shall be September 29, 2000, or such earlier or later date as the parties may agree.
The Closing Time shall be at 3:30 p.m., Central Time, and the Closing shall be held at the offices of SCM, 100 Heritage Reserve, Menomonee Falls, Wisconsin 53051, or at such other time and/or place as the parties may agree.

     3.2 The Acquired Fund shall arrange for SCM, in its capacity as transfer agent for the Acquired Fund, to deliver to the Acquiring Fund at the Closing Time a list of the names, addresses, federal taxpayer identification numbers, and backup withholding and nonresident alien withholding status of Acquired Fund
Shareholders and the number of outstanding shares of common stock of the Acquired Fund owned by each such Acquired Fund Shareholder, all as of the close of regular trading on the NYSE on the Closing Date, certified by an appropriate officer of SCM (the
"Shareholder List"). The Acquiring Fund shall arrange for SCM, in its capacity as transfer agent for the Acquiring Fund, to issue and deliver to the Acquired
Fund a confirmation evidencing the Acquiring Fund
Shares to be credited to each Acquired Fund Shareholder on the Closing Date, or provide documentation satisfactory to the Acquired Fund that such Acquiring
Fund Shares have been credited to each Acquired Fund
Shareholder's account on the books of the Acquiring
Fund. At the Closing, each Fund shall deliver to the other Fund such bills of sale, checks, assignments, certificates, receipts or other documents as the other
Fund or its counsel may reasonably request.

4.   REPRESENTATIONS AND WARRANTIES

     4.1  SIIF, on behalf of the Acquired Fund,
represents and warrants as follows:

          (a)  SIIF is a corporation duly organized,
     validly existing and in good standing under the laws of the State of Wisconsin.

          (b)  SIIF is an open-end management
     investment company registered under the 1940 Act, and such registration is in full force and effect.

          (c)  The Acquired Fund is a separate series
     of SIIF duly authorized in accordance with the applicable provisions of SIIF's Amended and Restated Articles of Incorporation. SIIF and the
     Acquired Fund are in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

          (d) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of SIIF's Board of Directors, on behalf of the Acquired Fund, and subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of SIIF, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and transfer, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

          (e) SIIF is not, and the execution, delivery and performance of this Agreement will not result, in violation of any provision of the Amended and Restated Articles of Incorporation or Bylaws of SIIF or of any agreement, indenture, instrument, contract, lease or other arrangement or undertaking to which SIIF is a party or by which it or any of its properties are bound.

          (f) For each taxable year of its operations, the Acquired Fund has met the requirements of Subchapter
     M of the Code for qualification as a regulated investment company and has elected to be treated as such.

          (g) The financial statements of the Acquired Fund as of and for the fiscal year ended October 31, 1999, which were audited by its independent accountants (copies of which have been forwarded to the Acquiring Fund), present fairly the financial position of the Acquired Fund as of the date indicated and the results of its operations and changes in net assets for the respective stated periods (in accordance with generally accepted accounting principles consistently applied).

          (h)  The Acquired Fund shall furnish to the
     Acquiring Fund (i) an unaudited statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets of the Acquired Fund for the period ended April 30, 2000 and (ii) an unaudited statement of assets and liabilities as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position and portfolio of investments and the results of the Acquired Fund's operations as of, and for the period ending on, the dates of such statements in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved and the results of its operations and changes in financial position for the periods then ended; and such financial statements shall be certified by the Treasurer of the Acquired Fund as complying with the requirements hereof.

          (i) No legal or administrative proceeding or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to SIIF or the Acquired Fund or any of their properties or assets which would, if adversely determined, materially affect the Acquired Fund's financial condition. SIIF and the Acquired Fund know of no facts which might form the basis for the institution of such proceedings and are not parties to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects their business or their ability to consummate the transactions contemplated in this Agreement.

          (j) The Acquired Fund has no material contracts or other commitments (other than this Agreement) which will be terminated with liability to the Acquired
     Fund prior to the Closing Date.

          (k) Since October 31, 1999, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business other than charges occurring in the ordinary course of its business.

          (l) At the date of this Agreement and by the Closing Date, all federal, state and other tax returns and reports of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or adequate provision shall have been made on the Acquired Fund's books for the payment thereof, and to the best of the Acquired Fund's knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

          (m) At the Closing Date, SIIF will have good and marketable title to the Acquired Fund's net assets, and subject to approval by the Acquired Fund
     Shareholders, full right, power and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or encumbrances, and upon delivery and in payment for such assets, the Acquiring Fund will acquire good and marketable title thereto.

          (n) The Combined Proxy Statement/Prospectus of the Funds referred to in Section 5.7 hereof (the "Proxy Statement/Prospectus") to be included in the Form
     N-14 Registration Statement referred to in Section
     5.7 of this Agreement and any Prospectus or Statement of Additional Information of the Acquired
     Fund contained or incorporated by reference in the Form N-14 Registration Statement, and any supplement or amendment to such documents (other than written information furnished by the Acquiring Fund for inclusion therein as covered by the Acquiring Fund's warranty in Section 4.2(o) of this Agreement), on the effective date of the Form N-14 Registration Statement, on the date of the Special Meeting of Acquired Fund Shareholders, and on the Closing Date:
     (a) shall comply in all material respects with the provisions of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act, and the rules and regulations thereunder, and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein in light of the circumstances under which such statements were made, not misleading.

          (o) All of the issued and outstanding shares of common stock of the Acquired Fund are, and at the Closing Date will be, duly authorized and validly issued, fully paid and nonassessable except to the extent provided in Section 180.0622(2)(b) of the Wisconsin Statutes. As of the date of this Agreement and at the Closing Date, the Acquired Fund has only one class of shares of common stock authorized, issued and outstanding and does not have any options, warrants or other rights to subscribe for or purchase any shares of Acquired Fund common stock. All of the issued and outstanding shares of common stock of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the Shareholder List.

          (p) The information to be furnished by SIIF for use in preparing applications for orders, the Form N-14
     Registration Statement, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

     4.2  SIF, on behalf of the Acquiring Fund,
represents and warrants as follows:

          (a)  SIF is a corporation duly organized,
     validly existing and in good standing   under the laws
     of the State of Wisconsin.

          (b) SIF is an open-end management investment company registered under the 1940 Act, and such registration is in full force and effect.

          (c)  The Acquiring Fund is a separate series
     of SIF duly authorized in accordance with the applicable provisions of SIF's Amended and Restated Articles of Incorporation. SIF and the
     Acquiring Fund are in compliance in all material respects with the 1940 Act and the rules and regulations thereunder.

          (d) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of SIF's Board of Directors, on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and transfer, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles.

          (e) SIF is not, and the execution, delivery and performance of this Agreement by SIF will not result in violation of any provisions of the Amended and Restated Articles of Incorporation or Bylaws of SIF or of any agreement, indenture, instrument, contract, lease or other arrangement or undertaking to which SIF is a party or by which it or any of its properties are bound.

          (f) For each taxable year of its operations, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such.

          (g) The financial statements of the Acquiring Fund, as of and for the fiscal year ended October 31, 1999, which were audited by its independent accountants (copies of which have been furnished to the Acquired Fund), present fairly the financial position of the Acquiring Fund as of the dates indicated and the results of its operations and changes in net assets for the respective stated periods (in accordance with generally accepted accounting principles consistently applied).

          (h)  The Acquiring Fund shall furnish to the
     Acquired Fund (i) an unaudited statement of assets and liabilities and the portfolio of investments and the related statements of operations and changes in net assets of the Acquiring Fund for the period ended April 30, 2000 and (ii) an unaudited statement of assets and liabilities as of and for the interim period ending on the Closing Date; such financial statements will represent fairly the financial position and portfolio of investments and the results of the Acquiring Fund's operations as of, and for the period ending on, the dates of such statements in conformity with generally accepted accounting principles applied on a consistent basis during the periods involved and the results of its operations and changes in financial position for the periods then ended; and such financial statements shall be certified by the Treasurer of the Acquiring Fund as complying with the requirements hereof.

          (i) No legal or administrative proceeding, or investigation of or before any court or governmental body is currently pending or, to its knowledge, threatened as to SIF or the Acquired Fund or any of its properties or assets which would, if adversely determined, materially affect the Acquired Fund's financial condition. SIF and the Acquired Fund know of no facts which might form the basis for the institution of such proceedings and are not parties to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects their business or their ability to consummate the transactions contemplated in this Agreement.

          (j) Since October 31, 1999, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

          (k) At the date of this Agreement and by the Closing Date, all federal, state and other tax returns and reports of the Acquiring Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest, and penalties shall have been paid so far as due, or adequate provision shall have been made on the Acquiring Fund's books for the payment thereof, and to the best of the Acquiring Fund's knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

          (l) The Form N-14 Registration Statement referred to in Section 5.7 of this Agreement (other than written information furnished by SIIF for inclusion therein as covered by SIIF's warranty in Section
     4.1(p) of this Agreement) and any Prospectus or Statement of Additional Information of the Acquiring Fund contained or incorporated therein by reference, and any supplement or amendment to the Form N-14 Registration Statement or any such Prospectus or Statement of Additional Information, on the effective date of the Form N-14 Registration
     Statement, on the date of the Special Meeting of the Acquired Fund Shareholders, and on the Closing Date:
     (a) shall comply in all material respects with the provisions of the 1993 Act and the 1940 Act, and the rules and regulations thereunder, and (b) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

          (m) All of the issued and outstanding shares of common stock of the Acquiring Fund are, and at the Closing Date will be, duly authorized and validly issued, fully paid and nonassessable except to the extent provided in Section
     180.0622(2)(b) of the Wisconsin Statutes.

          (n) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, (i) will be duly authorized and validly issued Acquiring
     Fund shares and will be fully paid and nonassessable by the Acquiring Fund except to the extent provided in Section 180.0622(2)(b) of the Wisconsin Statutes, and (ii) will be duly registered in conformity with applicable federal and state securities laws, and no shareholder of the Acquiring Fund shall have any option, warrant or preemptive right of subscription or purchase with respect thereto.

          (o) The information to be furnished by SIF for use in preparing the Proxy Statement/Prospectus, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

5.   COVENANTS OF THE FUNDS

     5.1 Each Fund shall operate its business in the ordinary course between the date hereof and the Closing
Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions and any other distribution necessary or desirable to avoid federal income or excise taxes.

     5.2 The Acquired Fund and Acquiring Fund shall file all reports required to be filed by the Acquired
Fund and Acquiring Fund with the SEC between the date of this Agreement and the Closing Date and shall deliver to the other party copies of all such reports promptly after the same are filed. Except where prohibited by applicable statutes and regulations, each party shall promptly provide the other (or its counsel) with copies of all other filings made by such party with any state, local or federal government agency or entity in connection with this Agreement or the transactions contemplated hereby. Each of the Acquired
Fund and the Acquiring Fund shall use all reasonable efforts to obtain all consents, approvals, and authorizations required in connection with the consummation of the transactions contemplated by this Agreement and to make all necessary filings with the Secretary of State of the State of Wisconsin.

     5.3 SIIF agrees to call a Special Meeting of the Acquired Fund Shareholders to consider and vote upon this Agreement and the transactions contemplated hereby
(including the Articles Amendment), and SIIF shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein.

     5.4 SIIF and the Acquired Fund covenant that they shall not sell or otherwise dispose of any of the Acquiring Fund Shares to be received in the transactions contemplated in this Agreement, except in distribution to the Acquired Fund Shareholders as contemplated in this Agreement.

     5.5  The Acquired Fund shall provide such
information within its possession or reasonably obtainable as the Acquiring Fund may reasonably request concerning the beneficial ownership of the Acquired
Fund shares.

     5.6 Subject to the provisions of this Agreement, each Fund shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

     5.7 The Acquired Fund shall promptly prepare and provide the Prospectus/Proxy Statement to the Acquiring
Fund, for inclusion in a Form N-14 Registration
Statement, in connection with the Special Meeting of Acquired Fund Shareholders and the Acquiring Fund shall promptly prepare and file with the SEC the Registration
Statement, in which the Prospectus/Proxy Statement will be included as a prospectus. In connection with the Registration Statement and the Prospectus/Proxy
Statement, each party will cooperate with the other and furnish to the other the information relating to the Acquired Fund or Acquiring Fund, as the case may be, required by the Securities Act or the Exchange Act and the rules and regulations thereunder, as the case may be, to be set forth in the Registration Statement or the Prospectus/Proxy Statement, as the case may be. In connection with the Registration Statement, insofar as it relates to the Acquired Fund and its affiliated persons, the Acquiring Fund shall only include such information as is approved by the Acquired Fund for use in the Registration Statement. The Acquiring Fund shall not amend or supplement any such information regarding the Acquired Fund and such affiliates without the prior written consent of the Acquired Fund which consent shall not be unreasonably withheld or delayed.
The Acquiring Fund shall promptly notify and provide the Acquired Fund with copies of all amendments or supplements filed with respect to the Registration
Statement. The Acquiring Fund shall use all reasonable efforts to have the Registration Statement declared effective under the Securities Act as promptly as practicable after such filing. The Acquiring Fund shall also take any action (other than qualifying to do business in any jurisdiction in which it is now not so qualified) required to be taken under any applicable state securities laws in connection with the issuance of the Acquiring Fund's shares of common stock in the transactions contemplated by this Agreement, and the Acquired Fund shall furnish all information concerning the Acquired Fund and the holders of the Acquired
Fund's shares of common stock as may be reasonably requested in connection with any such action.

     5.8 During the period prior to the Closing Date, the Acquired Fund shall make available to the Acquiring
Fund a copy of each report, schedule, registration statement and other document (the "Documents") filed or received by it during such period pursuant to the requirements of Federal or state securities laws (other than Documents which such party is not permitted to disclose under applicable law). During the period prior to the Closing Date, the Acquiring Fund shall make available to the Acquired Fund each Document pertaining to the transactions contemplated hereby filed or received by it during such period pursuant to Federal or state securities laws (other than Documents which such party is not permitted to disclose under applicable law).

     5.9 The Acquired Fund and Acquiring Fund covenant and agree to coordinate the respective portfolios of the Acquired Fund and Acquiring Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the

Acquiring Fund's portfolio, the resulting portfolio will meet the Acquiring Fund's investment objective, policies and restrictions, as set forth in the Acquiring Fund's Prospectus, a copy of which has been delivered to the Acquired Fund.

     5.10 For a period of time from the date of this Agreement to the Closing Date, the Acquired Fund and the Acquiring Fund will consult with each other before issuing any press releases or otherwise making any public statements with respect to this Agreement or the transactions contemplated herein and shall not issue any press release or make any public statement prior to such consultation, except as may be required by law.

     5.11 The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither SIF,
SIIF, the Acquiring Fund nor the Acquired Fund shall take any action, or cause any action to be taken
(including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, SIF, SIIF, the Acquiring Fund and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Godfrey & Kahn, S.C., counsel to the Acquired Fund, to render the tax opinion contemplated herein.

6.   CONDITIONS PRECEDENT TO OBLIGATIONS OF SIIF AND
     THE ACQUIRED FUND

     The obligations of SIIF and the Acquired Fund hereunder shall be subject to the following conditions:

     6.1  This Agreement and the
transactions contemplated by this Agreement shall have been approved by the Board of Directors of SIF in the manner required by SIF's Amended and Restated Articles of Incorporation and applicable laws and the Acquired
Fund's shareholders shall have approved this Agreement and the transactions contemplated by this Agreement, including the Articles Amendment.

     6.2 As of the Closing Date, there shall have been no material adverse change in the financial position, assets or liabilities of the Acquiring Fund since the dates of the financial statements referred to in Sections 4.2(g) and (h) hereof. For purposes of this
Section 6.2, a decline in the net asset value per share of the Acquiring Fund due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

     6.3 All representations and warranties of SIF and the Acquiring Fund made in this Agreement except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing
Date.

     6.4  SIF shall have delivered to SIIF a
certificate executed in its name by its President or Vice President and its Treasurer or Assistant
Treasurer, in a form reasonably satisfactory to SIIF, and dated as of the Closing Date, to the effect that the representations and warranties of SIF made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to other matters as SIIF shall reasonably request.

     6.5 SIF shall have performed and complied in all material respects with its obligations, agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Closing Date.
     6.6  SIIF shall have received an opinion of
Godfrey & Kahn, S.C., counsel to both Funds, regarding the transaction, in form reasonably satisfactory to SIIF, and dated as of the Closing Date, to the effect that:

          (a)  SIF is a corporation duly organized,
     validly existing and in good standing   under the laws
     of the State of Wisconsin;

          (b)  the shares of the Acquiring Fund issued
     and outstanding at the Closing Date are duly authorized and validly issued, fully paid and non-assessable by the Acquiring Fund, except to the extent provided in Section 180.0622(2)(b) of the Wisconsin Statutes, and the Acquiring Fund Shares to be delivered to the Acquired Fund, as provided for by this Agreement, are duly authorized and upon delivery pursuant to the term of this Agreement will be validly issued, fully paid, and non-assessable by the Acquiring Fund, except to the extent provided in Section 180.0622(2)(b) of the Wisconsin Statutes, and no shareholder of the Acquiring Fund has any option, warrant or preemptive right to subscription or purchase in respect thereof based on a review of the Acquiring
     Fund's Amended and Restated Articles of
     Incorporation and By-laws and otherwise to such counsel's knowledge.

          (c)  the Board of Directors of SIF has duly
     authorized the Acquiring Fund as a series of SIF pursuant to the terms of the Amended and Restated
     Articles of Incorporation of SIF;

          (d) This Agreement has been duly authorized, executed and delivered by SIF and represents a valid and binding contract of SIF, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and transfer, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification;

          (e)  the execution and delivery of this
     Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Amended and Restated Articles of Incorporation or Bylaws of SIF or any material agreement known to such counsel to which SIF is a party or by which it is bound;

          (f)  to the knowledge of such counsel no
     consent, approval authorization, or order of any court or governmental authority is required for the consummation by Acquiring Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, state securities laws, the 1940 Act, the rules and regulations under those statutes; and

          (g)  SIF is registered as an investment
     company under the 1940 Act and such registration with the SEC as an investment company under the 1940 Act is in full force and effect.

     Such  opinion:   (a) shall state that  while  such
counsel have not verified, and are not passing upon and
do   not   assume  responsibility  for,  the  accuracy,
completeness, or fairness of any portion  of  the  Form
N-14 Registration Statement or any amendment thereof or
supplement  thereto, they have generally  reviewed  and
discussed  certain  information included  therein  with
respect  to  the  Acquiring Fund with  certain  of  its
officers  and  that in the course of  such  review  and
discussion  no  facts  came to the  attention  of  such
counsel  which  caused  them to believe  that,  on  the
respective  effective or clearance dates  of  the  Form
N-14  Registration Statement and any amendment  thereof
or  supplement thereto and only insofar as they  relate
to  information with respect to SIF and  the  Acquiring
Fund,  the  Form  N-14 Registration  Statement  or  any
amendment  thereof or supplement thereto contained  any
untrue statement of a material fact or omitted to state
a  material  fact  required to  be  stated  therein  or
necessary   to   make   the  statements   therein   not
misleading; (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or information relating to SIF or the Acquiring Fund contained or incorporated by reference in the Form N-14
Registration Statement; and (c) shall state that such opinion is solely for the benefit of SIIF and its Board of Directors and officers.

     In giving such opinion, Godfrey & Kahn, S.C. may rely upon officers' certificates and certificates of public officials.

     6.7 SIIF shall have received from SIF: all other documents, including but not limited to, checks, share certificates, if any, and receipts, which SIIF or its counsel may reasonably request.

     6.8 SCM, in its capacity as transfer agent for the Acquiring Fund, shall have issued and delivered to SIF, on behalf of the Acquired Fund, a confirmation statement evidencing the Acquiring Fund Shares to be credited at the Closing Date or provide evidence satisfactory to SIIF that the Acquiring Fund Shares have been credited to the accounts of each of the Acquired Fund Shareholders on the books of the Acquiring Fund.

     6.9 At the Closing Date, the registration of SIF with the SEC as an investment company under the 1940
Act with respect to each series of shares that it offers will be in full force and effect.

7.   CONDITIONS PRECEDENT TO OBLIGATIONS OF SIF AND THE
     ACQUIRING FUND

     The obligations of SIF and the Acquiring Fund hereunder shall be subject to the following conditions:

     7.1  This Agreement and the
transactions contemplated by this Agreement, including the Articles Amendment, shall have been approved by the Board of Directors of SIIF and the Acquired Fund's shareholders in the manner required by SIIF's Amended and Restated Articles of Incorporation and Bylaws and applicable law.

     7.2 SIIF shall have delivered to SIF a statement of the Acquired Fund's assets and liabilities, together with a list of the securities owned by the Acquired
Fund and the respective federal income tax bases thereof, as of the Closing Date, certified on its behalf by its Treasurer or Assistant Treasurer.

     7.3 As of the Closing Date, there shall have been no material adverse change in the financial position, assets or liabilities of the Acquired Fund since the dates of the financial statements referred to in Sections 4.1(g) and (h) hereof. For purposes of this
Section 7.3, a decline in the value of the Acquired
Fund's net assets due to the effect of normal market conditions on liquid securities shall not constitute a material adverse change.

     7.4 All representations and warranties of SIIF and the Acquired Fund made in this Agreement, except as they may be affected by the transactions contemplated by this Agreement, shall be true and correct in all material respects as if made at and as of the Closing
Date.

     7.5  SIIF shall have delivered to SIF a
certificate executed in its name by its President or Vice President and its Treasurer or Assistant
Treasurer, in a form reasonably satisfactory to SIF, and dated as of the Closing Date, to the effect that the representations and warranties of SIIF made in this Agreement are true and correct in all material respects at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to other matters as SIF shall reasonably request.

     7.6 SIIF shall have performed and complied in all material respects with each of its obligations, agreements and covenants required by this Agreement to be performed or complied with by it prior to or at the Closing Date.

     7.7 SIIF shall have duly executed and delivered to SIF: (a) bills of sale, assignments, certificates and other instruments of transfer ("Transfer
Documents") as SIF may deem necessary or desirable to transfer all of Acquired Fund's right title, and interest in and to the Acquired Fund's net assets; and
(b) all such other documents, including but not limited to, checks, share certificates, if any, and receipts, which SIF may reasonably request.

     7.8  SIF shall have received an opinion of Godfrey
& Kahn, S.C., counsel to both Funds, regarding the transaction, in form reasonably satisfactory to SIF, and dated as of the Closing Date, to the effect that:

          (a)  SIIF is a Wisconsin corporation duly
     organized, validly existing and in good standing under the laws of the State of Wisconsin;

          (b)  the Board of Directors of SIIF has duly
     authorized the Acquired Fund as a series of SIIF pursuant to the terms of the Amended and Restated
     Articles of Incorporation of SIIF;

          (c)  the shares of the Acquired Fund issued
     and outstanding at the Closing Date are duly authorized and validly issued, fully paid and non-assessable by SIIF, except to the extent provided in Section 180.0622(2)(b) of the Wisconsin
     Statutes;

          (d)  This Agreement and the Transfer
     Documents have been duly authorized, executed and delivered by SIIF and represent valid and binding contracts of SIIF, enforceable in accordance with their terms, subject to the effect of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and transfer, and other similar laws of general applicability relating to or affecting creditors' rights and to general equity principles; provided, however, that no opinion need be expressed with respect to provisions of this Agreement relating to indemnification nor with respect to provisions of this Agreement intended to limit liability for particular matters to the Acquired Fund and its assets;

          (e)  the execution and delivery of this
     Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Amended and Restated Articles of Incorporation or Bylaws of SIIF or any material agreement known to such counsel to which SIIF is a party or by which it is bound;

          (f)  to the knowledge of such counsel no
     consent, approval, authorization, or order of any court or governmental authority is required for the consummation by SIIF of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, state securities laws, the 1940 Act, the rules and regulations under those statutes and such as may be required under state securities laws, rules and regulations; and

          (g)  SIIF is registered as an investment
     company under the 1940 Act and such registration with the SEC as an investment company under the 1940 Act is in full force and effect.

     Such  opinion:   (a) shall state that  while  such
counsel have not verified, and are not passing upon and
do   not   assume  responsibility  for,  the  accuracy,
completeness, or fairness of any portion  of  the  Form
N-14 Registration Statement or any amendment thereof or
supplement  thereto, they have generally  reviewed  and
discussed  certain  information included  therein  with
respect  to  SIIF  and the Acquired Fund  with  certain
officers of SIIF and that in the course of such  review
and  discussion no facts came to the attention of  such
counsel  which  caused  them to believe  that,  on  the
respective  effective or clearance dates  of  the  Form
N-14  Registration Statement, and any amendment thereof
or  supplement thereto and only insofar as they  relate
to  information with respect to SIIF and  the  Acquired
Fund,  the  Form  N-14 Registration  Statement  or  any
amendment thereof or supplement thereto, contained  any
untrue statement of a material fact or omitted to state
any  material  fact  required to be stated  therein  or
necessary   to   make   the  statements   therein   not
misleading; (b) shall state that such counsel does not express any opinion or belief as to the financial statements, other financial data, statistical data, or any information relating to SIIF or the Acquired Fund contained or incorporated by reference in the Form N-14
Registration Statement; and (c) shall state that such opinion is solely for the benefit of SIF and its Board of Directors and officers.

     In giving such opinion, Godfrey & Kahn, S.C. may rely upon officers' certificates and certificates of public officials.

     7.9 The property and assets to be transferred to the Acquiring Fund under this Agreement shall include no assets that the Acquiring Fund may not properly acquire pursuant to its investment objective, policies or limitations, or may not otherwise lawfully acquire.

     7.10 Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends, which, together with all previous dividends, shall have the effect of distributing to its shareholders all of its net investment company income, if any, for each taxable period or year ending prior to the Closing Date and for the periods from the end of each such taxable period or year to and including the Closing Date (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized in each taxable period or year ending prior to the Closing
Date and in the periods from the end of each such taxable period or year to and including the Closing
Date.

     7.11 SCM, in its capacity as transfer agent for the Acquired Fund, shall have furnished to the Acquiring Fund immediately prior to the Closing Date a list of the names and addresses of the Acquired Fund
Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such shareholder as of the close of regular trading on the NYSE on the Closing Date, certified on behalf of the Acquired Fund by SIIF's President.

     7.12 At the Closing Date, the registration of SIIF with the SEC as an investment company under the 1940
Act shall be in full force and effect.

8.   FURTHER CONDITIONS PRECEDENT

     The obligations of SIF and SIIF hereunder shall also be subject to the following conditions:

     8.1 No action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.2 The Form N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending the effectiveness shall have been instituted, or to the knowledge of the Funds, contemplated by the SEC.

8.3 The SEC shall not have issued any unfavorable advisory report under Section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.
     8.4 All necessary approvals, registrations, and exemptions under federal and state securities laws shall have been obtained.

     8.5 No temporary restraining order, preliminary or permanent injunction or other order issued by any court of competent jurisdiction or other legal restraint or prohibition (an

"Injunction") preventing the consummation of the transactions contemplated by this Agreement shall be in effect, nor shall any proceeding by any state, local or federal government agency or entity asking any of the foregoing be pending. There shall not be any action taken or any statute, rule, regulation or order enacted, entered, enforced or deemed applicable to the transactions contemplated by this Agreement, which makes the consummation of the transactions contemplated by this Agreement illegal or which has a material adverse effect on business operations of the Acquiring Fund or the Acquired Fund.

     8.6 The parties shall have received an opinion of Godfrey & Kahn, S.C. substantially to the effect that, based upon certain facts, assumptions and representations, for federal income tax purposes:

          (a) the transfer to the Acquiring Fund of all or substantially all of the assets of the Acquired Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their shares of the Acquired Fund in complete liquidation of the Acquired Fund, will constitute a "reorganization" within the meaning of Section 368(a)(1) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of
               Section 368(b) of the Code;

          (b) in accordance with Section 361(a) of the Code, no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of liabilities of the Acquired Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Acquired Fund's Shareholders in exchange for their shares of the Acquired Fund under Section 361(c) of the Code;

          (c) in accordance with Section 362(b) of the Code, the basis of the assets of the Acquired Fund in the hands of the Acquiring Fund will be the same as the basis of such assets of the Acquired Fund immediately prior to the transfer;

          (d) the holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which such assets were held by the Acquired Fund;

          (e) under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

          (f) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized by the Acquired Fund Shareholders upon the receipt of Acquiring Fund Shares solely in exchange for their shares of the Acquired Fund as part of the transaction;

          (g) in accordance with Section 358 of the Code, the basis of the Acquiring Fund Shares received by the Acquired Fund Shareholders will be the same as the basis of the shares of the Acquired Fund exchanged therefor; and

          (h) in accordance with Section 1223 of the Code, the holding period of Acquiring Fund Shares received by the Acquired Fund Shareholders will include the holding period during which the shares of the Acquired Fund exchanged therefor were held, provided that at the time of the exchange the shares of the Acquired Fund were held as capital assets in the hands of the Acquired Fund Shareholders.

9.   FEES AND OTHER EXPENSES

     9.1 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker's fees or other similar fees or commission payments in connection with the transactions provided for herein.

     9.2 Each Fund shall be solely liable for its own expenses incurred in connection with entering into and carrying out the transactions contemplated by this Agreement, whether or not the transactions contemplated hereby are consummated.

10.  ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The parties agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties and supersedes any and all prior agreements, arrangements and undertakings relating to the matters provided for herein.

     10.2 Except for the covenants to be performed after Closing and for the obligations set forth in Sections 12 and 13, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated herein.

11.  TERMINATION

     11.1 This Agreement may be terminated and the Reorganization abandoned by the mutual agreement of the Boards of the Acquired Fund and the Acquiring Fund. In addition, either party may at its option terminate this Agreement and abandon the Reorganization at or prior to the Closing Date because of:

          (a)  a material breach by the other party of
     any representation, warranty or agreement contained herein to be performed at or prior to the Closing Date and a failure to cure such breach promptly;

          (b) a condition precedent to the obligations of either party has not been met and which reasonably appears will not or cannot be met.


     11.2 In the event of any such termination, there shall be no liability for damages on the part of either
Fund, SIIF or SIF, or their respective Boards of Directors or officers.


12.  INDEMNIFICATION

     12.1 The Acquiring Fund shall indemnify, defend and hold harmless the Acquired Fund, its directors, officers, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, arising from any of its representations, warranties, covenants or agreements set forth in this Agreement.

     12.2 The Acquired Fund, with respect to any claim asserted prior to the Closing Date, shall indemnify, defend and hold harmless the Acquiring Fund, its directors, officers, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending third party claims, actions, suits or proceedings, arising from any of its representations, warranties, covenants or agreements set forth in this Agreement.

13.  LIABILITY OF SIF AND SIIF

     13.1  Each party acknowledges
and agrees that all obligations of SIIF under this Agreement are binding only with respect to the Acquired
Fund; that any liability of SIIF under this Agreement with respect to the Acquired Fund, or in connection with the transactions contemplated herein with respect to the Acquired Fund, shall be discharged only out of the assets of the Acquired Fund, and that no other portfolio or series of SIIF shall be liable with respect to the Agreement or in connection with the transactions contemplated herein.

     13.2  Each party acknowledges
and agrees that all obligations of SIF under this Agreement are binding with respect to the Acquiring
Fund; that any liability of SIF under this Agreement with respect to the Acquiring Fund, or in connection with the transactions contemplated herein with respect to the Acquiring Fund, shall be discharged only out of the assets of the Acquiring Fund, and that no other series of SIF (within the meaning of the 1940 Act) shall be liable with respect to the Agreement or in connection with the transactions contemplated herein.

14.  AMENDMENTS

     This Agreement my be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by SIIF and SIF; provided, however, that following the Special Meeting of Acquired Fund
Shareholders called by SIIF's Board of Directors pursuant to Section 5.3 hereof, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

15.  BOOKS AND RECORDS

     The Acquired Fund and the Acquiring Fund agree that copies of the books and records of the Acquired
Fund relating to the Assets including, but not limited to all files, records, written materials; e.g., closing transcripts, surveillance files and credit reports shall be delivered by the Acquired Fund to the Acquiring Fund at the Closing Date. In addition to, and without limiting the foregoing, the Acquired Fund and the Acquiring Fund agree to take such action as may be necessary in order that the Acquiring Fund shall have reasonable access to such other books and records as may be reasonably requested, all for three years after the Closing Date and for the last three tax years ending October 31, 1997, October 31, 1998, and October
31, 1999; namely, general ledger, journal entries, voucher registers; distribution journal; payroll register, monthly balance owing report; income tax returns; tax depreciation schedules; and investment tax credit basis schedules.

16.  ENTIRE AGREEMENT

     This Agreement supersedes all prior agreements between the parties (written or oral), is intended as a complete and exclusive statement of the terms of the Agreement between the parties, and may not be amended, modified or changed or terminated orally.

17.  NOTICES

     Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed to be properly given when delivered personally or by telecopier to the party entitled to receive the notice or when sent by certified or registered mail postage prepaid, or delivered to a recognized overnight courier service, in each case properly addressed to the party entitled to receive such notice or communication at 100 Heritage
Reserve, Menomonee Falls, Wisconsin 53051, attention:
Elizabeth N. Cohernour, General Counsel, or such other address as may hereafter be furnished in writing by notice similarly given by one party to the other with a copy to Godfrey & Kahn, S.C., 780 North Water Street,
Milwaukee, Wisconsin  53202, attention:  Scott A.
Moehrke.

18.  HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
     LIMITATION OF LIABILITY

     18.1 The Article and Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     18.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     18.3 This Agreement shall be governed by and construed in accordance with the internal laws of the State of Wisconsin.

     18.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any, rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any fights or remedies under or by reason of this Agreement.

     IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by a duly authorized officer as of the date set forth above.

Attest:                            STRONG INTERNATIONAL INCOME
                                   FUNDS, INC.



______________________________     _________________________________
Stephen J. Shenkenberg             Cathleen A. Ebacher
Vice President and Secretary       Vice President


Attest:                            STRONG INCOME FUNDS, INC.



_______________________________    _________________________________
Stephen J. Shenkenberg             Cathleen A. Ebacher
Vice President and Secretary       Vice President

                       AMENDMENT

                          TO

    AMENDED AND RESTATED ARTICLES OF INCORPORATION

                          OF

        STRONG INTERNATIONAL INCOME FUNDS, INC.

     The   undersigned   Vice   President   of   Strong
International  Income Funds, Inc. (the  "Corporation"),
hereby  certifies  that,  in  accordance  with  Section
180.1003  of  the  Wisconsin  Statutes,  the  following
Amendment was duly adopted by the Board of Directors of
the  Corporation  on May 5, 2000, and approved  by  its
shareholders  on  [September  6,  2000]  in  order   to
terminate  the outstanding shares of the Strong  Global
High-Yield   Bond   Fund   in   connection    with    a
reorganization effected pursuant to the  terms  of  the
Agreement  and  Plan  of  Reorganization  between   the
Corporation and the Strong Income Funds, Inc., attached hereto as Exhibit A (the "Agreement").

     1. Paragraph A of Article IV is hereby amended by deleting Paragraph A thereof and inserting the following as a new paragraph:

     "A.   The Corporation shall have the authority  to
issue  an  indefinite number of shares of Common  Stock
with  a  par value of $.01 per share.  Subject  to  the
following   paragraph   the   authorized   shares   are
classified as follows:

               Class                    Authorized Number of Shares

     Strong International Bond Fund              Indefinite"

     2.    Articles  IV  of  the Amended  and  Restated
Articles of Incorporation is hereby amended by adding a new paragraph, labeled Paragraph J, and inserting the following language:

     "J.   On  the  Closing  Date (as  defined  in  the
Agreement), each outstanding share of Common  Stock  of
the  Strong Global High-Yield Bond Fund shall be deemed
canceled  and restored to the status of authorized  but
unissued  shares, and shall be automatically  converted
into  the  right to receive Acquiring Fund  Shares  (as
defined in the Agreement) in accordance with the  terms
of  the Agreement.  Certificates representing shares of
the  Strong  Global  High-Yield  Bond  Fund  shall   be
surrendered at the time and in the manner set forth  in
the  Agreement.   Any  such  certificates  that  remain
outstanding on the Closing Date shall be deemed  to  be
automatically canceled, and shares represented by  such
certificates  shall  be  restored  to  the  status   of
authorized   but   unissued  shares,   and   shall   be
automatically converted as noted above."

     3. The Amendment herein certified shall become effective on the date it is recorded for filing by the Department of Financial Institutions.

     Executed in duplicate this   ____   day of ______________, 2000.

                              STRONG INTERNATIONAL INCOME FUNDS, INC.



                              By:  ____________________________________
                                   Cathleen A. Ebacher
                                   Vice President
This instrument was drafted by

Renee M. Hardt
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

                       EXHIBIT C

            THE STRONG HIGH-YIELD BOND FUND

Perspectives from the Managers


  /s/  Jeffrey A. Koch            /s/  Thomas M. Price
Jeffrey A. Koch                 Thomas M. Price
Portfolio Co-manager            Portfolio Co-manager

     Despite volatility throughout the year, 1999 marked a return to normalcy for the financial markets as fixed-income markets unwound from the stimulus of interest-rate cuts in 1998. Market interest rates led the way to higher yields with the 10-year Treasury rising steadily throughout the year to a peak of 6.24% in October. The Federal Reserve followed with two increases in the federal funds rate, taking it from 4.75% to 5.25%, and appeared poised to increase rates at least once more in the next six to 12 months. We are now in a more "normal" environment for this point in the economic cycle.

     Credit quality in several sectors was hurt by the collapse in global financial markets and emerging economies. In the high-yield market, the default rate rose from 1.64% a year ago to 3.4% at the end of October. Due to the decline in credit quality, the yield premium of the high-yield market rose dramatically over the past year and a half to a level of 5.17% above the 10-year Treasury. Given our outlook for continued solid growth in the U.S. economy, we view this as an attractive valuation level for investing in the high-yield market. Interest-rate stability combined with attractive valuation levels could pave the way for good total returns in the high-yield market over the next 12 to 18 months.

     As always, diligent credit research is key to success in this market. Our efforts led us to companies that exhibit positive momentum in their credit quality - companies that can and will de-leverage their balance sheets. Many of our best ideas involve companies that produce a tremendous amount of free cash flow and whose managements pursue a stated goal of using free cash flow to de-leverage. Station
Casinos and Motors and Gears are two good examples.
Another opportunity is in companies in rapidly growing industries (e.g., telecommunications) that are quickly building asset value which is recognized through strategic combinations or mergers. These combinations frequently result in improved credit quality, as was the case with MetroNet Communications and Global
Crossing, two of our successful investments in telecommunications.

     Our outlook is for continued strong but moderating growth coupled with low inflation--an environment supportive to bond yields at their current levels. We are optimistic on the outlook for high-yield bonds and thank you for the confidence you have placed in us.

Fund Highlights

     * The Strong High-Yield Bond Fund returned 9.77% for the year ended October 31, 1999. For the same period, the Lehman Brothers High-Yield Bond Index returned
        4.34%.*

     * We maintained our emphasis on single-B rated securities, targeting competitive local exchange carriers, cable TV, and radio broadcasting.

     * We focused on companies exhibiting rapid de-leveraging potential, through internal cash flow generation (Station Casinos and Motors and Gears) or from a favorable merger and acquisition climate (Global
        Crossing and MetroNet Communications).

_______________
* The Lehman Brothers High-Yield Bond Index is an unmanaged index generally representative of corporate bonds rated below investment grade.
     Source of the Lehman index data is Standard &
     Poor's Micropal.

          Portfolio Statistics as of 10-31-99

    30-day annualized yield(1)    11.36%

           Average maturity(2)     7.5 years

     Average quality rating(3)     B

--------------------

(1) Yields are historical and do not represent future yields, which will fluctuate. Yield is as of 10-29-99.

(2) The Fund's average maturity includes the effect of when-issued securities.

(3) For purposes of this average rating, the Fund's short-term debt obligations have been assigned a long-term rating by the Advisor.


Growth of an Assumed $10,000 Investment

               From 12-28-95 to 10-31-99

[GRAPH]

          THE STRONG    Lehman Brothers  Lipper High
          HIGH-YIELD       HighYield    Current Yield
          BOND FUND       Bond Index*    Funds Index*

11-95      $10,000         $10,000       $10,000
12-95      $10,031         $10,015       $10,015
 6-96      $11,425         $10,361       $10,440
12-96      $12,724         $11,152       $11,314
 6-97      $13,607         $11,800       $11,969
12-97      $14,758         $12,575       $12,805
 6-98      $15,652         $13,141       $13,418
12-98      $15,211         $12,810       $12,796
 6-99      $15,881         $13,091       $13,290
10-99      $15,809         $12,819       $13,019

     This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the Lehman Brothers High-Yield Bond Index and the Lipper
High Current Yield Funds Index. Results include the reinvestment of all dividends and capital gains distributions. Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares. To equalize the time periods, the indexes' performance was prorated for the month of December 1995.

___________________
* The Lehman Brothers High-Yield Bond Index is an unmanaged index generally representative of corporate bonds rated below investment grade. The
   Lipper High Current Yield Funds Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category. Source of the Lehman index data is Standard & Poor's
   Micropal. Source of the Lipper index data is Lipper
   Inc.

      Average Annual Total Returns as of 10-31-99

                        1-year     9.77%

                        3-year     9.12%

               Since Inception    12.65%
                 (on 12-28-95)

Your Fund's Approach

     The Strong High-Yield Bond Fund seeks total return by investing for a high level of current income and capital growth. The Fund does this by using a disciplined approach to the high-yield bond market.
The managers' investment process combines a top-down outlook of broad economic and interest-rate trends with a bottom-up analysis of individual bonds. The formation of their macroeconomic outlook provides the basis for structuring overall portfolio risk. The
Fund's interest-rate sensitivity and the credit quality of its selections are consistent with this outlook.
Rigorous credit analysis and adherence to strict valuation criteria provide the foundation for building the portfolio from the bottom up.

Market Highlights

     * The Federal Reserve raised interest rates twice, taking the federal funds rate from 4.75% to 5.25%. Interest rates across the rest of the yield curve rose as well, with the 10-year Treasury rate climbing from
        5.35 to 6.02%.

     * The yield premium on high-yield bonds (i.e., the extra yield earned on high-yield bonds versus U.S.
        Treasury securities) rose slightly during 1999, reaching a spread of 5.17% at the end of October.

     *  Default rates rose over the course of the year.
        Emerging markets, energy, and healthcare bonds have constituted over two-thirds of the default rate.

                       EXHIBIT D

        THE STRONG GLOBAL HIGH-YIELD BOND FUND


Perspectives from the Managers


/s/ John T. Bender
John T. Bender
Portfolio Co-manager

     Emerging-market debt posted healthy returns over the period, a response to rising commodity prices and signs of renewed economic growth. Of particular note is the escalation in oil prices, which hit $21.75 per barrel by the end of October 1999. Rising commodity prices are of great importance to emerging markets, which tend to rely on their natural resources to spur their economies. Investors greeted this rebound in commodity prices enthusiastically, with many returning to developing markets for the first time since their near-collapse in the fall of 1998.

     Investments in Mexican and South Korean debt helped the Fund's total return. Mexico has already been upgraded and is still on positive credit watch, as rising oil prices and fiscal prudence continue to improve that country's credit profile. South Korean debt has been upgraded several times in the past year, as it continues to clean up problems with its banking system and strengthen its economic performance.

     The recent good news in Mexico and South Korea does not, unfortunately, easily translate to countries such as Venezuela, Brazil, and Russia. The economic and political challenges facing these countries are still quite substantial. Going forward, we will continue to underweight these countries until we are far more confident of their future prospects.

     Heavy supply and a decline in credit quality have characterized the domestic high-yield market in recent months. Corporations have rushed to issue new debt before year-end pressures increase. The net result is that an entire year's supply was brought to market in just the first three quarters of the year. This heavy new-issue volume creates a poor technical environment for high-yield debt. Compounding this problem is the market's increasing concern about credit quality, in the face of a rising default rate on high-yield debt over the past year. These two factors have pushed yield premiums to very attractive levels.

     Our emphasis on credit research continues to be a strength. Our security selection focuses primarily on companies with the potential to de-leverage themselves rapidly. Some of our most successful holdings during the period include debt from MetroNet Communications and Global Crossing.

     We believe the combination of reduced supply, a stabilization of the default rate, a more stable interest-rate environment, and attractive valuation levels will lead to solid returns from U.S. high-yield debt over the next 12 to 18 months. Given this outlook, we will continue to overweight this market relative to our benchmark.

     Thank you for investing in the Strong Global High-
Yield Bond Fund. We appreciate the confidence you've shown in us.

          Country Exposure(4) as of 10-31-99

                        Mexico
                         14.3%

                        Bermuda
                         7.8%

                      South Korea
                         7.2%

                        Canada
                         4.4%

                       Argentina
                         3.7%

Fund Highlights

     *    The Strong Global High-Yield Bond Fund returned
          9.12% during the year ended October 31, 1999.  The
          Global High-Yield Bond Index returned 14.32% for the same period.*

     * The Fund maintained its defensive posture relative to emerging markets by investing mainly in higher-quality emerging markets such as South Korea and Mexico. These countries have demonstrated a willingness to exercise fiscal discipline during challenging economic times.

     * We continue to overweight U.S. high-yield securities in the portfolio, particularly those from the telecommunications, energy, and chemical sectors.

______________________
*  The Global High-Yield Bond Index is comprised of
   65% J.P. Morgan Emerging Markets Bond Index + and
   35% Lehman Brothers High-Yield Bond Index.  The
   J.P. Morgan Emerging Markets Bond Index + is an unmanaged index generally representative of emerging-market debt obligations. The Lehman
   Brothers High-Yield Bond Index is an unmanaged index generally representative of corporate bonds rated below investment-grade.

          Portfolio Statistics as of 10-31-99

    30-day annualized yield(1)     7.66%

     Average credit quality(2)    BB

           Average maturity(3)     5.7 years



(1) Yields are historical and do not represent future yields, which will fluctuate. Yield is as of 10-29-99.

(2) For the purposes of the average, the Fund's short-term debt obligations have been assigned a long-term rating by the Advisor.

(3)    The Fund's average maturity includes the effect of futures.

(4) Please see the Schedule of Investments in Securities in the Fund's Annual Report for a complete listing of the Fund's portfolio. Exposure is calculated based on the sum of total market value of securities and market value of futures. Country exposure does not reflect U.S. holdings.

Growth of an Assumed $10,000 Investment

               From 1-31-98 to 10-31-99

[GRAPH]

          THE STRONG GLOBAL       Global High-Yield   Lipper Global Income
         HIGH-YIELD BOND FUND         Bond Index*          Funds Index*

 1-98          $10,000                $10,000              $10,000
 3-98          $10,448                $10,404              $10,128
 6-98          $10,135                $10,041              $10,166
 9-98          $ 9,146                $ 8,495              $10,248
12-98          $ 9,683                $ 9,106              $10,555
 3-99          $10,123                $ 9,464              $10,388
 6-99          $ 9,963                $ 9,799              $10,176
 9-99          $ 9,948                $ 9,826              $10,283
10-99          $10,040                $10,049              $10,269

     This graph, provided in accordance with SEC regulations, compares a $10,000 investment in the Fund, made at its inception, with the performance of the Global High-Yield Bond Index and the Lipper Global
Income Funds Index. Results include the reinvestment of all dividends and capital gains distributions.
Performance is historical and does not represent future results. Investment returns and principal value vary, and you may have a gain or loss when you sell shares.

______________________
* The Global High-Yield Bond Index is comprised of 65%
  J.P. Morgan Emerging Markets Bond Index + and 35%
  Lehman Brothers High-Yield Bond Index.  The J.P.
  Morgan Emerging Markets Bond Index + is an unmanaged index generally representative of emerging-market debt obligations. The Lehman Brothers High-Yield
  Bond Index is an unmanaged index generally representative of corporate bonds rated below investment-grade. The Lipper Global Income Funds
  Index is an equally-weighted performance index of the largest qualifying funds in this Lipper category. Source of the Global High-Yield Bond
  Index data is Bloomberg and Standard & Poor's
  Micropal.  Source of the Lipper index data is Lipper Inc.

      Average Annual Total Returns as of 10-31-99

                        1-year     9.12%

  Since Inception (on 1-31-98)     0.23%

Your Fund's Approach

     The Strong Global High-Yield Bond Fund pursues a high level of current income and capital appreciation.
The Fund invests primarily in medium- and lower-quality bonds issued by U.S. and foreign companies. The managers start their investment process with a broad, top-down analysis of world market and financial conditions. This analysis leads them to countries and companies whose bonds are believed to offer the potential for high income and capital appreciation. In uncertain economic times, they may avoid emerging markets and may even invest only in U.S. high-yield bonds and two foreign countries.

Market Highlights

     * Rising commodity prices and improved economic performance resulted in decent returns on emerging-market debt. The J.P. Morgan Emerging Markets Bond Index +, a measure of these markets' performance and a component of the Fund's own benchmark, returned 19.98% for the one-year period.*

     * The U.S. high-yield market performed well but did not keep pace with emerging markets. The Merrill Lynch
          High-Yield Master II Index returned 5.61% for the year.

     * The yield premium paid by high-yield corporate bonds (relative to investment-grade issues) rose slightly. In contrast, the premium paid on government bonds issued by emerging markets remained mostly unchanged from April 30 to October 31.

___________________
* The J.P. Morgan Emerging Markets Bond Index + is an unmanaged index generally representative of emerging-market debt obligations.

      STATEMENT OF ADDITIONAL INFORMATION ("SAI")


             STRONG HIGH-YIELD BOND FUND,
      a series fund of Strong Income Funds, Inc.

          STRONG GLOBAL HIGH-YIELD BOND FUND,
  a series fund of Strong International Income Funds,
                         Inc.

                     P.O. Box 2936
              Milwaukee, Wisconsin 53201
              Telephone:  (414)  359-1400
              Toll-Free:  (800)  368-3863
             e-mail:  service@eStrong.com
              Web Site:  www.eStrong.com



     This SAI is not a prospectus and should be read in conjunction with the Combined Proxy Statement and Prospectus of the Strong High-Yield Bond Fund (the
"Bond Fund") and the Strong Global High-Yield Bond Fund
(the "Global Bond Fund"), dated July 14, 2000.

     A   copy  of  the  Combined  Proxy  Statement  and
Prospectus is available without charge upon request to the above-noted addresses, telephone numbers or Web site.

     This SAI relates to the proposed acquisition of all or substantially all of the Global Bond Fund by the Bond Fund in exchange for shares of the Investor Class of the Bond Fund and the assumption by the Bond Fund of liabilities of the Global Bond Fund.

     This SAI consists of the following documents, each
of  which  accompanies  this SAI  and  is  incorporated
herein   by   reference.    These   documents   provide
information relating to each Fund and include audited financial statements.

     *    SAI for the Bond Fund dated February 29, 2000,

     * SAI for the Global Bond Fund dated March 1, 2000, as supplemented on May 15, 2000,

     *    Annual Report of the Bond Fund for the year ended
          October 31, 1999 (and, if applicable, any more recent semi-annual report), and

     * Annual Report of the Global Bond Fund for the year ended October 31, 1999 (and, if applicable, any more recent semi-annual report).






                     July 14, 2000

                        PART C

                   OTHER INFORMATION

Item 15.  Indemnification

     Officers  and directors of the Fund,  its  advisor
and underwriter are insured under a joint directors and
officers/errors   and   omissions   insurance    policy
underwritten by a group of insurance companies in the aggregate amount of $115,000,000, subject to certain deductions. Pursuant to the authority of the Wisconsin
Business Corporation Law ("WBCL"), Article VII  of  the
Registrant's Bylaws provides as follows:

     ARTICLE  VII.  INDEMNIFICATION OF  OFFICERS  AND DIRECTORS

          SECTION   7.01.   MANDATORY  INDEMNIFICATION.
     The  Corporation  shall  indemnify,  to  the  full
     extent  permitted from time to time,  the  persons
     described  in  Sections 180.0850 through  180.0859
     (or any successor provisions) of the WBCL or other
     provisions  of the law of the State  of  Wisconsin
     relating  to  indemnification  of  directors   and
     officers,  as  in effect from time to  time.   The
     indemnification afforded such persons by this section shall not be exclusive of other rights to which they may be entitled as a matter of law.

          SECTION   7.02.    PERMISSIVE   SUPPLEMENTARY
     BENEFITS.  The Corporation may, but shall  not  be
     required    to,    supplement   the    right    of
     indemnification under Section 7.01 by (a) the purchase of insurance on behalf of any one or more of such person under Section 7.01; (b) individual or group indemnification agreements with any one or more of such persons; and (c) advances for related expenses of such a person.

          SECTION  7.03.  AMENDMENT.  This Article  VII
     may be amended or repealed only by a vote of the shareholders and not by a vote of the Board of Directors.

          SECTION 7.04.  INVESTMENT COMPANY ACT.  In no
     event shall the Corporation indemnify any person hereunder in contravention of any provision of the Investment Company Act.


Item 16.  Exhibits

     (1)(a)    Articles of Incorporation dated September 19, 1996 (3)

     (1)(b)    Amendment to Articles of Incorporation dated August 30, 1996 (3)

     (1)(c)    Amendment to Articles of Incorporation dated June 24, 1997 (4)

     (1)(d)    Amendment to Articles of Incorporation dated
               February 22, 2000 (9)

     (2)(a)    Bylaws dated October 20, 1995 (1)

     (2)(b)    Amendment to Bylaws dated May 1, 1998 (5)

     (3)       None

     (4)       Agreement and Plan of Reorganization
               [Included in Part A of this Registration Statement]

     (5)       None

     (6)       Amended and Restated Investment Advisory Agreement (7)

     (7)(a)    Distribution Agreement  Investor and Institutional Class (7)

     (7)(b)    Distribution Agreement  Advisor Class (9)

     (7)(c)    Dealer Agreement (9)

     (7)(d)    Services Agreement (9)

     (8)       None

     (9)(a)    Custody Agreement with Firstar (2)

     (9)(b)    Global Custody Agreement with Brown Harriman & Co. (2)

     (9)(c)    Amendment to Global Custody Agreement dated August 26, 1996 (3)

     (10)(a)   Amended and Restated Rule 12b-1 Plan (9)

     (10)(b)   Amended and Restated Rule 18f-3 Plan (9)

     (11)      Opinion and Consent of Counsel (10)

     (12)      Opinion and Consent of Counsel relating to tax matters (10)

     (13)(a)   Amended and Restated Transfer and
               Dividend Disbursing Agreement (9)

     (13)(b)   Administration Agreement  Investor Class (7)

     (13)(c)   Administration Agreement  Advisor Class (9)


     (14)      Consent of Independent Accountants (11)


     (15)      None

     (16)      Powers of Attorney (10)

     (17)      Form of Proxy Card (10)

______________

(1)    Incorporated herein by reference to Post-
       Effective Amendment No. 8 to the Registration
       Statement on Form N-1A as filed on or about December 14, 1995.

(2)  Incorporated herein by reference to Post-Effective
     Amendment No. 10 to the Registration Statement on
     Form N-1A of Registrant filed on or about June 26, 1996.

(3)  Incorporated herein by reference to Post-Effective
     Amendment No. 11 to the Registration Statement on
     Form N-1A of the Registrant filed on or about February 26, 1997.

(4)  Incorporated herein by reference to Post-Effective
     Amendment No. 13 to the Registration Statement on
     Form N-1A of the Registrant filed on or about June 27, 1997.

(5)  Incorporated herein by reference to Post-Effective
     Amendment No. 16 to the Registration Statement on
     Form N-1A of the Registrant filed on or about December 31, 1998.

(6)  Incorporated herein by reference to Post-Effective
     Amendment No. 17 to the Registration Statement on
     Form N-1A of the Registrant filed on or about February 26, 1999.

(7)  Incorporated herein by reference to Post-Effective
     Amendment No. 18 to the Registration Statement on
     Form N-1A of the Registrant filed on or about September 8, 1999.

(8)  Incorporated herein by reference to Post-Effective
     Amendment No. 19 to the Registration Statement on
     Form N-1A of the Registrant filed on or about January 3, 2000.

(9)  Incorporated herein by reference to Post-Effective
     Amendment No. 20 to the Registration Statement on
     Form N-1A of the Registrant filed on or about February 24, 2000.

(10) Incorporated herein by reference to the Registration Statement on Form N-14 of the Registrant filed on or about June 7, 2000.


(11) Incorporated herein by reference to Pre-Effective
     Amendment No. 2 to the Registration Statement on Form
     N-14 of the Registrant filed on or about June 27, 2000.


Item 17.  Undertakings

     (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                      SIGNATURES


     As  required by the Securities Act of  1933,  this
Pre-Effective  Amendment  No.  3  to  the  Registration
Statement  has been signed on behalf of the Registrant,
in   the  Village  of  Menomonee  Falls  and  State  of
Wisconsin on the 30th day of June, 2000.

                              STRONG INCOME FUNDS, INC.
                              (Registrant)


                              By:  /s/ Stephen J. Shenkenberg
                                   --------------------------------------
                                   Stephen J. Shenkenberg, Vice President


     As required by the Securities Act of 1933, this Pre-Effective Amendment No. 3 to the Registration
Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


      Name                         Title                          Date


_______________________       Chairman of the Board           June 30, 2000
Richard S. Strong*            (Principal Executive Officer)
                              and a Director


/s/ John W. Widmer
-----------------------       Treasurer (Principal Financial  June 30, 2000
John W. Widmer                and Accounting Officer)


_______________________       Director                        June 30, 2000
Marvin E. Nevins*


_______________________       Director                        June 30, 2000
Willie D. Davis*


-----------------------       Director                        June 30, 2000
William F. Vogt*


-----------------------       Director                        June 30, 2000
Stanley Kritzik*


_______________________       Director                        June 30, 2000
Neal Malicky*



* Cathleen A. Ebacher signs this document on behalf of each director marked with an asterisk pursuant to power of attorney previously filed as Exhibit 16 to this Registration Statement.


                                            By:  /s/ Cathleen A. Ebacher
                                                ---------------------------
                                                Cathleen A. Ebacher